UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

1.813046.106

LTB-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,194,000	$ 1,238,567
6.5% 11/15/13	591,000	675,057
		1,913,624
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	557,237
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	660,000	688,892
6.375% 6/15/14	750,000	813,569
Whirlpool Corp. 6.125% 6/15/11	700,000	719,038
		2,221,499
Media - 1.6%
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	77,736
Comcast Corp.:
4.95% 6/15/16	283,000	312,063
5.15% 3/1/20	653,000	702,151
5.5% 3/15/11	58,000	58,782
COX Communications, Inc. 4.625% 6/1/13	674,000	725,539
Discovery Communications LLC:
3.7% 6/1/15	850,000	894,216
5.05% 6/1/20	313,000	340,039
NBC Universal, Inc. 5.15% 4/30/20 (d)	1,000,000	1,065,961
News America, Inc.:
5.3% 12/15/14	132,000	148,315
6.9% 3/1/19	750,000	927,416
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	393,002
5.85% 5/1/17	996,000	1,136,705
6.2% 7/1/13	351,000	392,973
6.75% 7/1/18	1,114,000	1,321,324
Time Warner, Inc.:
4.875% 3/15/20	670,000	719,352
5.875% 11/15/16	651,000	749,756
Viacom, Inc.:
4.375% 9/15/14	658,000	704,564
6.125% 10/5/17	679,000	788,774
		11,458,668
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,024,612
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	816,002
Staples, Inc. 7.375% 10/1/12	1,301,000	1,433,089
		2,249,091
TOTAL CONSUMER DISCRETIONARY		19,424,731
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,440,000	1,478,974
7.2% 1/15/14 (d)	1,000,000	1,163,566
Diageo Capital PLC 5.2% 1/30/13	157,000	171,006
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	484,269
PepsiCo, Inc. 7.9% 11/1/18	781,000	1,031,868
		4,329,683
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	833,457
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	123,669
General Mills, Inc. 5.2% 3/17/15	650,000	733,350
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	733,979
5.625% 11/1/11	1,424,000	1,485,138
6.75% 2/19/14	82,000	94,999
		3,171,135
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	1,249,000	1,677,652
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,069,821
Reynolds American, Inc. 6.75% 6/15/17	446,000	508,052
		3,255,525
TOTAL CONSUMER STAPLES		11,589,800
ENERGY - 3.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (d)	625,000	665,883
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	$ 700,000	$ 749,950
Halliburton Co. 6.15% 9/15/19	425,000	498,618
Weatherford International Ltd.:
4.95% 10/15/13	263,000	281,654
5.15% 3/15/13	1,417,000	1,507,107
		3,703,212
Oil, Gas & Consumable Fuels - 3.0%
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	454,728
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	732,913
5.7% 5/15/17	175,000	202,630
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	752,265
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	10,648	10,708
Duke Capital LLC 6.25% 2/15/13	151,000	164,649
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	203,943
6.875% 2/1/11	422,000	426,049
EnCana Corp. 6.3% 11/1/11	151,000	158,378
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	490,114
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	742,190
5.6% 10/15/14	295,000	328,654
5.65% 4/1/13	105,000	113,621
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	618,620
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	750,000	800,019
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	800,000	864,622
Nexen, Inc.:
5.05% 11/20/13	634,000	688,305
5.2% 3/10/15	137,000	150,046
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,225,600
Petro-Canada 6.05% 5/15/18	326,000	376,397
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	700,000	755,903
7.875% 3/15/19	620,000	759,903
Plains All American Pipeline LP 7.75% 10/15/12	356,000	392,790
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	366,000	382,537
4.25% 9/1/12	1,000,000	1,045,018
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 962,000	$ 1,042,825
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	315,700	348,059
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	345,441
5.832% 9/30/16 (d)	240,894	265,822
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	444,286
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	913,612
Suncor Energy, Inc. 6.1% 6/1/18	916,000	1,064,597
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,274,907
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	462,790
XTO Energy, Inc.:
4.9% 2/1/14	752,000	837,812
5% 1/31/15	264,000	299,738
5.65% 4/1/16	181,000	213,081
5.9% 8/1/12	672,000	730,844
		21,084,416
TOTAL ENERGY		24,787,628
FINANCIALS - 16.2%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	327,000	360,622
5.35% 2/1/12	65,000	68,238
6.95% 8/10/12	54,000	59,175
BlackRock, Inc. 6.25% 9/15/17	797,000	919,713
Goldman Sachs Group, Inc.:
3.7% 8/1/15	547,000	558,577
5.375% 3/15/20	750,000	768,605
5.95% 1/18/18	1,602,000	1,737,266
6.15% 4/1/18	298,000	326,161
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	494,000	498,945
6.5% 6/15/12	636,000	664,259
Lazard Group LLC:
6.85% 6/15/17	582,000	617,891
7.125% 5/15/15	208,000	228,696
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	$ 1,578,000	$ 1,661,118
6.875% 4/25/18	618,000	678,437
Morgan Stanley:
0.5891% 1/9/14 (h)	825,000	788,423
2.7856% 5/14/13 (h)	844,000	870,862
4.1% 1/26/15	1,320,000	1,346,013
4.2% 11/20/14	863,000	892,900
4.75% 4/1/14	120,000	124,664
5.45% 1/9/17	200,000	209,595
5.95% 12/28/17	383,000	404,227
6% 5/13/14	570,000	621,381
7.3% 5/13/19	603,000	676,983
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,241,592
State Street Corp. 4.3% 5/30/14	120,000	130,495
The Bank of New York, Inc. 4.95% 11/1/12	583,000	628,263
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	734,579
5.75% 4/25/18	784,000	867,324
		18,685,004
Commercial Banks - 4.8%
Bank of Montreal 2.125% 6/28/13	1,350,000	1,387,525
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,747,571
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	1,300,000	1,380,837
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,709,810
BB&T Corp. 6.5% 8/1/11	187,000	193,819
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	3,000,000	3,160,224
Credit Suisse New York Branch:
5% 5/15/13	1,026,000	1,109,400
6% 2/15/18	1,543,000	1,681,845
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (d)(h)	845,580	818,099
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	444,397
5.25% 2/10/14 (d)	114,000	122,111
5.5% 10/17/12	340,000	360,776
Fifth Third Bancorp 4.5% 6/1/18	63,000	61,977
Fifth Third Bank 4.75% 2/1/15	308,000	324,551
HBOS PLC 6.75% 5/21/18 (d)	509,000	487,174
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,326,000
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,979,410
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA 7% 2/1/11	$ 169,000	$ 170,548
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,731,000	1,763,873
PNC Funding Corp. 3.625% 2/8/15	717,000	746,439
Rabobank Nederland NV 2.65% 8/17/12 (d)	2,921,000	3,003,737
Regions Bank 7.5% 5/15/18	250,000	240,938
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,308,576
U.S. Bancorp:
1.375% 9/13/13	1,410,000	1,415,978
3.15% 3/4/15	322,000	337,960
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	442,000	434,202
UnionBanCal Corp. 5.25% 12/16/13	100,000	109,150
Wachovia Bank NA 4.875% 2/1/15	283,000	303,372
Wachovia Corp. 5.625% 10/15/16	513,000	575,062
Wells Fargo & Co. 3.75% 10/1/14	2,229,000	2,352,090
Westpac Banking Corp.:
2.1% 8/2/13	393,000	400,103
2.25% 11/19/12	1,277,000	1,308,901
		33,766,455
Consumer Finance - 1.5%
American Express Credit Corp. 2.75% 9/15/15	1,410,000	1,393,205
American Honda Finance Corp. 2.375% 3/18/13 (d)	300,000	306,270
Capital One Financial Corp.:
5.7% 9/15/11	565,000	585,071
7.375% 5/23/14	232,000	267,815
Discover Financial Services 6.45% 6/12/17	345,000	367,834
General Electric Capital Corp.:
1.875% 9/16/13	345,000	346,471
2.25% 11/9/15	857,000	830,172
2.8% 1/8/13	1,045,000	1,070,923
3.5% 8/13/12	1,655,000	1,717,531
3.5% 6/29/15	518,000	535,284
6.375% 11/15/67 (h)	1,275,000	1,259,063
Household Finance Corp. 6.375% 10/15/11	979,000	1,023,241
HSBC Finance Corp. 5.25% 1/14/11	306,000	307,464
ORIX Corp. 5.48% 11/22/11	58,000	59,678
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.4922% 3/15/11 (h)	$ 17,000	$ 16,830
0.5184% 10/25/11 (h)	354,000	347,338
		10,434,190
Diversified Financial Services - 2.7%
BB&T Corp. 3.375% 9/25/13	750,000	788,184
BNP Paribas US Medium-Term Note Program LLC:
2.125% 12/21/12	380,000	388,240
3.25% 3/11/15	710,000	730,845
Citigroup, Inc.:
4.75% 5/19/15	690,000	719,638
5.125% 5/5/14	239,000	255,960
6.375% 8/12/14	1,350,000	1,495,143
6.5% 1/18/11	225,000	226,656
6.5% 8/19/13	2,729,000	3,009,749
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,347,793
JPMorgan Chase & Co.:
3.4% 6/24/15	2,423,000	2,475,846
6.75% 2/1/11	65,000	65,648
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	664,610
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	159,426
5.35% 4/15/12 (d)	101,000	103,249
5.5% 1/15/14 (d)	128,000	128,843
5.7% 4/15/17 (d)	256,000	231,658
TECO Finance, Inc.:
4% 3/15/16	171,000	178,305
5.15% 3/15/20	245,000	261,947
7% 5/1/12	517,000	563,367
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	516,477
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	998,487
Volkswagen International Finance NV 1.625% 8/12/13 (d)	560,000	562,485
Whirlpool Corp. 8% 5/1/12	710,000	769,889
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	982,800
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	503,991
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	782,863
		18,912,099
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.5%
Aon Corp. 3.5% 9/30/15	$ 890,000	$ 902,537
Assurant, Inc. 5.625% 2/15/14	289,000	305,059
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,191
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,047,889
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	225,000	222,188
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	124,069
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	80,440
MetLife, Inc.:
2.375% 2/6/14	876,000	885,661
5% 6/15/15	175,000	191,997
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	750,000	744,710
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	279,638
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	358,484
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,226,545
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	668,651
4.5% 11/15/20	700,000	692,930
5.4% 6/13/35	68,000	63,122
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	806,997
The Chubb Corp. 5.75% 5/15/18	311,000	353,729
Unum Group:
5.625% 9/15/20	361,000	365,435
7.125% 9/30/16	650,000	741,307
		10,151,579
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	59,101
5.5% 1/15/12	196,000	204,954
Camden Property Trust:
5.375% 12/15/13	326,000	352,360
5.875% 11/30/12	102,000	109,203
Developers Diversified Realty Corp.:
5.25% 4/15/11	381,000	385,450
5.375% 10/15/12	196,000	201,824
7.5% 4/1/17	307,000	344,493
Duke Realty LP:
4.625% 5/15/13	108,000	112,326
5.875% 8/15/12	86,000	91,013
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 131,000	$ 133,639
6.25% 1/15/17	74,000	76,933
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	92,067
6% 7/15/12	442,000	470,856
6.2% 1/15/17	94,000	106,742
HRPT Properties Trust:
5.75% 11/1/15	134,000	141,422
6.25% 6/15/17	186,000	195,484
6.65% 1/15/18	95,000	101,688
UDR, Inc. 5.5% 4/1/14	1,107,000	1,189,202
Washington (REIT) 5.95% 6/15/11	553,000	564,739
		4,933,496
Real Estate Management & Development - 1.4%
AMB Property LP 5.9% 8/15/13	389,000	415,529
Arden Realty LP 5.2% 9/1/11	256,000	264,239
Brandywine Operating Partnership LP:
5.625% 12/15/10	725,000	725,878
5.7% 5/1/17	361,000	366,956
5.75% 4/1/12	329,000	339,451
Colonial Properties Trust 4.8% 4/1/11	1,000	996
Duke Realty LP:
5.4% 8/15/14	485,000	516,213
5.625% 8/15/11	500,000	511,465
6.25% 5/15/13	1,166,000	1,258,656
ERP Operating LP:
4.75% 7/15/20	434,000	448,487
5.375% 8/1/16	240,000	266,633
5.5% 10/1/12	384,000	412,843
5.75% 6/15/17	853,000	952,978
Liberty Property LP:
4.75% 10/1/20	437,000	446,260
5.125% 3/2/15	150,000	163,128
5.5% 12/15/16	226,000	249,655
6.625% 10/1/17	582,000	677,858
Mack-Cali Realty LP 7.75% 2/15/11	205,000	207,891
Post Apartment Homes LP 6.3% 6/1/13	571,000	612,546
Reckson Operating Partnership LP 5.15% 1/15/11	11,000	11,023
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 92,000	$ 97,035
5.25% 8/1/15	322,000	343,265
5.875% 6/15/17	160,000	175,647
Simon Property Group LP:
4.2% 2/1/15	234,000	249,717
5.3% 5/30/13	12,000	13,176
Tanger Properties LP 6.15% 11/15/15	114,000	126,473
		9,853,998
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
3.7% 9/1/15	1,640,000	1,618,436
4.5% 4/1/15	935,000	958,339
5.65% 5/1/18	1,125,000	1,152,790
First Niagara Financial Group, Inc. 6.75% 3/19/20	589,000	634,842
Independence Community Bank Corp. 2.11% 4/1/14 (h)	801,000	786,038
U.S. Central Federal Credit Union 1.9% 10/19/12	990,000	1,013,108
		6,163,553
TOTAL FINANCIALS		112,900,374
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	521,048
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	723,911
Health Care Providers & Services - 0.6%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	266,866
6.3% 8/15/14	546,000	576,965
Express Scripts, Inc.:
5.25% 6/15/12	505,000	535,356
6.25% 6/15/14	299,000	339,850
Medco Health Solutions, Inc. 2.75% 9/15/15	1,000,000	1,011,182
UnitedHealth Group, Inc. 3.875% 10/15/20	700,000	686,751
WellPoint, Inc. 4.35% 8/15/20	700,000	716,104
		4,133,074
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	$ 348,000	$ 397,192
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	999,513
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,036,260
		2,432,965
TOTAL HEALTH CARE		7,810,998
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	151,000	157,720
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	14,314	14,546
Continental Airlines, Inc.:
6.648% 3/15/19	425,855	446,509
6.795% 2/2/20	33,971	34,260
6.82% 5/1/18	33,503	35,463
6.9% 7/2/19	123,518	131,856
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	51,191	54,391
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	289,466	280,348
8.36% 7/20/20	199,436	203,126
		1,200,499
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	114,781
6% 10/15/17	442,000	518,624
		633,405
TOTAL INDUSTRIALS		1,991,624
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	493,909
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 585,000	$ 627,200
6.55% 10/1/17	356,000	408,373
		1,529,482
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,700,000	1,809,752
5.5% 5/15/12	241,000	254,734
		2,064,486
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (d)	1,000,000	1,027,898
TOTAL INFORMATION TECHNOLOGY		4,621,866
MATERIALS - 0.8%
Chemicals - 0.3%
Dow Chemical Co.:
4.25% 11/15/20	660,000	642,726
4.85% 8/15/12	1,265,000	1,340,865
		1,983,591
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	305,083
Metals & Mining - 0.5%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	1,000,000	1,012,701
9.375% 4/8/14 (d)	459,000	561,587
9.375% 4/8/19 (d)	630,000	870,961
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	298,000	313,998
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (d)	216,000	211,157
6.375% 11/30/12 (d)	302,000	329,464
Vale Overseas Ltd. 6.25% 1/23/17	350,000	397,360
		3,697,228
TOTAL MATERIALS		5,985,902
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	448,367
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
5.5% 2/1/18	$ 690,000	$ 787,971
6.7% 11/15/13	177,000	203,428
British Telecommunications PLC 9.375% 12/15/10 (c)	512,000	513,332
CenturyLink, Inc. 6.15% 9/15/19	592,000	615,952
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	404,656
France Telecom SA 2.125% 9/16/15	220,000	218,597
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,052,518
5.875% 2/1/12	412,000	435,810
5.875% 8/15/12	148,000	160,363
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,215
Telecom Italia Capital SA:
4.95% 9/30/14	484,000	505,967
5.25% 10/1/15	395,000	418,844
6.999% 6/4/18	271,000	301,324
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,299,413
6.421% 6/20/16	234,000	264,211
Verizon New England, Inc. 6.5% 9/15/11	158,000	164,874
Verizon New York, Inc. 6.875% 4/1/12	888,000	951,578
		8,790,420
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	600,000	628,850
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,246,000	1,346,933
Sprint Nextel Corp. 6% 12/1/16	172,000	161,250
Vodafone Group PLC:
4.15% 6/10/14	346,000	369,140
5% 12/16/13	346,000	378,827
5.5% 6/15/11	597,000	612,191
		3,497,191
TOTAL TELECOMMUNICATION SERVICES		12,287,611
UTILITIES - 2.5%
Electric Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,098
AmerenUE 6.4% 6/15/17	451,000	517,990
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 621,000	$ 686,302
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,003,144
Edison International 3.75% 9/15/17	421,000	429,689
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	178,617
5.375% 11/2/12 (d)	301,000	303,562
6% 2/2/18 (d)	342,000	341,377
Exelon Corp. 4.9% 6/15/15	415,000	451,194
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	171,174
6.05% 8/15/21	648,000	686,699
LG&E and KU Energy LLC 2.125% 11/15/15 (d)	468,000	459,531
Mid-American Energy Co. 5.65% 7/15/12	50,000	53,626
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,854,542
6.5% 8/1/18	237,000	282,472
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	128,017
Pepco Holdings, Inc. 2.7% 10/1/15	445,000	443,672
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	38,000	37,145
Progress Energy, Inc. 7.1% 3/1/11	511,000	519,170
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	257,821
		8,876,842
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	638,000
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	310,000	346,064
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,079,960
5.35% 1/15/14	231,000	254,367
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,671,494
		3,351,885
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	728,555
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	593,616
6.3% 9/30/66 (h)	577,000	558,248
7.5% 6/30/66 (h)	493,000	512,720
DTE Energy Co. 7.05% 6/1/11	315,000	324,678
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 441,000	$ 478,481
National Grid PLC 6.3% 8/1/16	223,000	260,839
NiSource Finance Corp.:
5.25% 9/15/17	402,000	430,405
5.4% 7/15/14	203,000	224,676
5.45% 9/15/20	43,000	46,068
6.4% 3/15/18	200,000	227,710
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	481,000	471,380
		4,857,376
TOTAL UTILITIES		17,724,103
TOTAL NONCONVERTIBLE BONDS (Cost $200,864,124)		219,124,637
U.S. Government and Government Agency Obligations - 42.3%

U.S. Government Agency Obligations - 4.6%
Fannie Mae:
0.375% 12/28/12	1,660,000	1,651,406
0.5% 10/30/12	4,730,000	4,722,356
0.75% 12/18/13	908,000	902,640
1% 9/23/13	4,405,000	4,420,779
1.125% 7/30/12	1,650,000	1,665,975
1.25% 8/20/13	930,000	940,206
2.5% 5/15/14	3,810,000	3,989,733
2.75% 3/13/14	2,444,000	2,581,292
4.625% 10/15/13	308,000	340,642
Federal Home Loan Bank:
0.875% 12/27/13	745,000	744,025
1.125% 5/18/12	1,120,000	1,129,773
1.625% 11/21/12	935,000	953,468
Freddie Mac:
0.375% 11/30/12	1,141,000	1,135,450
1.75% 6/15/12	1,829,000	1,862,941
1.75% 9/10/15	4,207,000	4,221,939
4.5% 1/15/14	986,000	1,094,543
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		32,357,168
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 36.8%
U.S. Treasury Notes:
0.375% 9/30/12	$ 11,117,000	$ 11,103,537
1.75% 3/31/14	820,000	844,344
1.75% 7/31/15	35,369,000	36,010,240
1.875% 6/30/15	4,339,000	4,447,137
2.125% 5/31/15	25,077,000	25,988,047
2.375% 9/30/14 (f)	13,980,000	14,684,466
2.5% 4/30/15	13,746,000	14,485,920
2.625% 7/31/14	6,500,000	6,886,445
3% 9/30/16	10,517,000	11,240,044
3.125% 10/31/16	12,510,000	13,448,250
3.125% 1/31/17	8,719,000	9,348,407
3.5% 5/15/20	42,133,000	44,924,294
3.625% 2/15/20	23,540,000	25,406,651
3.75% 11/15/18	15,850,000	17,467,191
4% 8/15/18	18,750,000	21,036,619
TOTAL U.S. TREASURY OBLIGATIONS		257,321,592
Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	531,345
3.125% 6/15/12 (FDIC Guaranteed) (e)	18,000	18,716
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,639,422
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,764,681
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,063,581
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,376
TOTAL OTHER GOVERNMENT RELATED		6,027,121
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $287,024,193)		295,705,881
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 5.1%
1.935% 10/1/33 (h)	62,241	64,193
2.103% 3/1/35 (h)	39,691	41,065
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.135% 10/1/33 (h)	$ 23,527	$ 24,334
2.202% 2/1/33 (h)	49,709	51,304
2.207% 7/1/35 (h)	21,769	22,349
2.225% 12/1/34 (h)	56,462	58,264
2.316% 3/1/35 (h)	8,970	9,305
2.484% 10/1/35 (h)	85,015	87,764
2.532% 7/1/34 (h)	27,296	28,271
2.577% 6/1/36 (h)	40,426	42,058
2.582% 3/1/35 (h)	27,374	28,450
2.592% 10/1/33 (h)	60,642	63,647
2.623% 7/1/34 (h)	118,374	124,025
2.666% 6/1/34 (h)	245,394	256,990
2.673% 7/1/35 (h)	181,087	189,801
2.685% 12/1/33 (h)	1,681,256	1,761,842
2.687% 2/1/35 (h)	1,217,678	1,278,947
2.714% 7/1/34 (h)	1,214,841	1,270,016
2.747% 9/1/34 (h)	432,342	449,117
2.788% 11/1/36 (h)	311,157	327,646
2.807% 5/1/35 (h)	119,669	126,178
2.855% 9/1/35 (h)	995,418	1,045,262
2.957% 11/1/36 (h)	340,924	359,396
2.997% 2/1/34 (h)	16,401	17,233
3.009% 7/1/35 (h)	292,154	307,045
3.042% 4/1/35 (h)	1,016,424	1,072,401
3.177% 10/1/37 (h)	18,560	19,522
3.195% 1/1/40 (h)	624,072	648,130
3.343% 1/1/40 (h)	941,963	983,164
3.466% 7/1/37 (h)	96,154	100,748
3.5% 12/1/25	14,110,000	14,440,477
3.552% 12/1/39 (h)	189,002	197,630
3.603% 3/1/40 (h)	705,956	739,598
3.768% 10/1/39 (h)	428,965	449,648
4% 8/1/18	1,083,240	1,139,793
4.5% 8/1/18 to 3/1/35	1,694,856	1,793,839
6% 5/1/16 to 4/1/17	264,227	288,012
6.5% 12/1/13 to 3/1/35	3,554,000	3,951,484
7% 11/1/11 to 6/1/33	935,576	1,053,440
7.5% 8/1/17 to 3/1/28	304,809	344,083
8.5% 5/1/21 to 9/1/25	51,212	58,217
9.5% 2/1/25	7,337	7,980
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
10.5% 8/1/20	$ 12,407	$ 14,743
12.5% 12/1/13 to 4/1/15	5,817	6,661
TOTAL FANNIE MAE		35,344,072
Freddie Mac - 1.3%
2.093% 4/1/35 (h)	418,255	434,578
2.624% 1/1/35 (h)	120,878	126,586
2.665% 6/1/35 (h)	94,955	99,780
3.058% 3/1/35 (h)	387,213	406,843
3.509% 3/1/33 (h)	8,380	8,797
3.523% 12/1/39 (h)	544,954	567,008
3.546% 4/1/40 (h)	463,524	483,288
3.591% 4/1/40 (h)	415,630	434,387
3.618% 2/1/40 (h)	1,043,101	1,091,667
4.361% 10/1/35 (h)	57,071	60,459
4.5% 8/1/18	1,830,789	1,939,494
5% 3/1/19	2,763,292	2,956,669
5.265% 1/1/36 (h)	344,016	354,825
8.5% 9/1/24 to 8/1/27	49,774	57,417
11.5% 10/1/15	2,707	3,009
TOTAL FREDDIE MAC		9,024,807
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	194,615	219,375
7.5% 2/15/28 to 10/15/28	4,538	5,165
8% 6/15/24	227	257
8.5% 5/15/17 to 10/15/21	63,671	72,006
11% 7/20/19 to 8/20/19	3,159	3,816
TOTAL GINNIE MAE		300,619
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,358,614)		44,669,498
Asset-Backed Securities - 6.8%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (h)	$ 155,386	$ 87,885
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (h)	9,391	9,210
Class M2, 1.9034% 3/25/34 (h)	60,000	47,619
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (h)	20,601	19,347
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (h)	19,400	222
Class M5, 0.6434% 4/25/36 (h)	3,716	7
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3834% 5/20/13 (h)	15,980	15,968
Series 2006-A6 Class A6, 0.2834% 9/20/13 (h)	7,457	7,452
Series 2006-A7 Class A7, 0.2734% 10/20/12 (h)	7,315	7,310
Series 2006-C1 Class C1, 0.7334% 10/20/14 (h)	11,464	2,121
Series 2007-A4 Class A4, 0.2834% 4/22/13 (h)	6,623	6,618
Series 2007-D1 Class D, 1.6534% 1/22/13 (d)(h)	1,065,000	10,650
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,110,000	1,123,120
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	284,086
Class A4, 3% 10/15/15 (d)	280,000	289,910
Series 2010-1 Class A4, 2.3% 12/15/14	930,000	949,572
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	562,670
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0034% 1/15/15 (d)(h)	1,720,000	1,752,455
Series 2010-3 Class A, 2.88% 4/15/15 (d)	730,000	749,212
Americredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	870,000	872,274
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	128,000	131,037
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (h)	11,680	8,554
Series 2004-R2 Class M3, 0.8034% 4/25/34 (h)	15,486	3,131
Series 2005-R2 Class M1, 0.7034% 4/25/35 (h)	176,341	148,823
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (h)	4,092	2,919
Series 2004-W11 Class M2, 0.9534% 11/25/34 (h)	63,962	45,982
Series 2004-W7 Class M1, 0.8034% 5/25/34 (h)	185,706	102,031
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (h)	161,810	56,249
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (h)	228,192	163,415
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (h)	$ 33,000	$ 846
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(h)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	519,615
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	400,000	403,383
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	1,100,000	1,107,448
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,158,053
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0034% 2/25/35 (h)	427,000	248,767
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	910,000	908,973
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (h)	107,176	107,018
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (h)	154,186	146,477
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (h)	16,094	15,923
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	102,215	102,584
Class C, 5.31% 6/15/12	203,000	207,118
Series 2007-1 Class C, 5.38% 11/15/12	72,000	74,712
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,360,000	1,405,058
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	435,360
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (d)(h)	52,147	10,821
Class B, 1.0034% 7/20/39 (d)(h)	30,070	2,715
Class C, 1.3534% 7/20/39 (d)(h)	38,684	387
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	107,118
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (h)	130,038	12,172
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (h)	48,500	1,848
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (h)	28,000	3,772
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (h)	21,243	1,276
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (h)	205,465	69,601
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (d)(h)	14,694	13,240
Asset-Backed Securities - continued
	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC: - continued
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (d)	$ 50,690	$ 51,075
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	400,000	431,623
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	697,848
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	840,345	841,726
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	760,062
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,119,256
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,117,649
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (h)	87,242	3,662
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (h)	10,384	10,073
Series 2007-4 Class A1A, 0.3763% 9/25/37 (h)	69,367	65,012
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5063% 3/25/32 (MGIC Investment Corp. Insured) (h)	36,015	14,556
Series 2004-3 Class M4, 1.2234% 4/25/34 (h)	18,137	6,995
Series 2004-4 Class M2, 1.0484% 6/25/34 (h)	50,135	27,300
Series 2005-3 Class MV1, 0.6734% 8/25/35 (h)	86,387	81,942
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (h)	11,666	11,502
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	57,515	58,605
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (d)	1,821	1,824
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (h)	4,436	3,197
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (h)	33,155	18,338
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (h)	581,111	225,362
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (d)	930,000	927,349
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	310,000	314,470
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-B:
Class D, 7.26% 2/15/13 (d)	$ 850,000	$ 863,085
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	79,972
Class D, 6.89% 5/15/13 (d)	439,000	452,491
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	324,468
Series 2009-B Class A3, 2.79% 8/15/13	716,638	726,579
Series 2009-C Class A4, 4.43% 11/15/14	520,000	554,981
Series 2009-D Class A4, 2.98% 8/15/14	690,000	716,270
Series 2009-E Class A3, 1.51% 1/15/14	700,000	704,722
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	621,020
Class A4, 1.58% 9/15/15	1,360,000	1,373,369
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5034% 6/15/13 (h)	700,000	697,582
Class B, 0.8034% 6/15/13 (h)	88,000	86,996
Series 2010-1 Class A, 1.9034% 12/15/14 (d)(h)	560,000	570,670
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	637,674
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	9,000	9,064
Series 2007-1:
Class A4, 5.03% 2/16/15	44,746	44,787
Class C, 5.43% 2/16/15	77,000	76,601
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (h)	81,136	39,351
Class M4, 0.9334% 1/25/35 (h)	41,438	7,749
Series 2006-D Class M1, 0.4834% 11/25/36 (h)	40,000	1,265
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (d)(h)	335,000	201,000
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	227,164	180,823
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (d)(h)	29,881	26,295
Series 2006-2A:
Class A, 0.4334% 11/15/34 (d)(h)	275,457	223,120
Class B, 0.5334% 11/15/34 (d)(h)	99,944	62,965
Class C, 0.6334% 11/15/34 (d)(h)	164,949	70,928
Class D, 1.0034% 11/15/34 (d)(h)	62,567	15,016
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,619,770
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (h)	$ 137,000	$ 135,500
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (h)	92,000	75,674
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	5,788	5,892
Class C, 5.74% 12/15/14	11,612	11,764
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	60,746	12,499
Class M1, 0.9034% 6/25/34 (h)	253,008	174,024
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (h)	100,732	5,631
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (h)	12,852	296
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (d)(h)	74,117	37,800
Series 2006-3:
Class B, 0.6534% 9/25/46 (d)(h)	74,651	14,930
Class C, 0.8034% 9/25/46 (d)(h)	174,018	26,103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (h)	54,920	38,572
Series 2003-3 Class M1, 1.5434% 8/25/33 (h)	68,427	48,158
Series 2003-5 Class A2, 0.9534% 12/25/33 (h)	2,817	1,666
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (h)	9,886	9,788
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (h)	144,774	140,022
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (h)	962	946
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	265,473
Series 2010-2 Class A4, 1.92% 6/18/13	1,300,000	1,320,547
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (h)	65,792	54,120
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (h)	141,116	54,837
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	353,900
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	975,939
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (h)	25,000	1,023
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (h)	176,698	145,940
Class MV1, 0.4834% 11/25/36 (h)	143,100	85,580
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (h)	71,000	3,547
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (h)	67,453	57,765
Asset-Backed Securities - continued
	Principal Amount	Value
Keycorp Student Loan Trust: - continued
Series 2006-A Class 2C, 1.4394% 3/27/42 (h)	$ 392,000	$ 65,809
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	249,135	252,798
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (h)	12,156	8,568
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,529	2,355
Class C, 5.691% 10/20/28 (d)	1,265	1,071
Class D, 6.01% 10/20/28 (d)	13,595	10,852
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (h)	63,216	3,532
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (h)	89,453	4,537
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (h)	23,324	15,344
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	21,517	21,698
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (h)	76,266	58,704
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (h)	200,467	177,240
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (h)	1,978	1,957
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (h)	342,216	272,867
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (h)	4,895	3,500
Series 2004-NC8 Class M6, 1.5034% 9/25/34 (h)	97,772	52,341
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (h)	45,571	24,146
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (h)	47,458	6,890
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (h)	33,000	884
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	736,800	84,732
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	1,046,481	19,498
Series 2006-2 Class AIO, 6% 8/25/11 (j)	489,000	17,025
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	2,506,000	156,625
Series 2006-4:
Class A1, 0.2834% 3/25/25 (h)	43,821	43,155
Class AIO, 6.35% 2/27/12 (j)	1,917,000	130,240
Class D, 1.3534% 5/25/32 (h)	300,000	2,340
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	2,308,000	205,412
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,718,000	169,168
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (h)	162,650	111,815
Series 2005-D Class M2, 0.7234% 2/25/36 (h)	99,892	8,914
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	$ 324,370	$ 326,571
Series 2009-B Class A3, 2.07% 1/15/15	720,000	725,004
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (b)(d)(h)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (h)	2,457	2,385
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (h)	4,934	4,797
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (h)	60,741	28,928
Class M4, 1.7034% 9/25/34 (h)	77,891	18,923
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (h)	308,921	272,110
Class M3, 0.8134% 1/25/36 (h)	54,533	37,813
Class M4, 1.0834% 1/25/36 (h)	126,217	51,184
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (h)	456,374	13,463
Class M9, 2.1334% 5/25/35 (h)	23,989	76
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (d)(h)	400,093	399,468
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (h)	64,000	1,952
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (h)	582	509
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (h)	182,042	149,705
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (h)	12,000	396
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (h)	5,973	2,721
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (h)	2,195	2,156
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (d)(h)	92,793	87,224
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (h)	145,000	8,491
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (h)	8,292	4,066
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	114,726	118,168
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (h)	2,472	1,729
Asset-Backed Securities - continued
	Principal Amount	Value
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	$ 410,000	$ 411,310
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (d)(h)	307,680	15,384
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	61,608	63,658
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	487,222
Series 2009-2 Class A3, 1.54% 2/18/14	920,000	925,873
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	638,420	645,870
Series 2010-A Class A3, 0.85% 11/20/13	1,410,000	1,406,125
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	11,974	12,006
Class D, 5.54% 12/20/12 (d)	73,000	73,901
Class E, 7.05% 5/20/14 (d)	716,000	728,028
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (d)(h)	788,019	783,324
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (d)(h)	203,978	75,472
TOTAL ASSET-BACKED SECURITIES (Cost $46,652,178)		47,229,726
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.9%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3744% 2/17/52 (d)(h)	1,600,000	1,593,141
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (d)(h)	162,551	157,433
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	527,360	539,843
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (h)	162,967	150,448
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (h)	122,274	109,008
Series 2004-A Class 2A2, 3.516% 2/25/34 (h)	34,617	30,548
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (h)	15,586	13,437
Class 2A2, 3.0591% 3/25/34 (h)	106,975	101,593
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-D Class 2A2, 2.957% 5/25/34 (h)	$ 240,631	$ 218,438
Series 2004-G Class 2A7, 2.9642% 8/25/34 (h)	219,045	193,889
Series 2004-H Class 2A1, 3.1633% 9/25/34 (h)	196,431	174,692
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (d)(h)(j)	459,533	5,728
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (h)	109,568	106,530
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (h)	216,000	229,813
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	55,430
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (d)(h)	216,000	215,483
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (h)	262,321	241,577
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	544,329	544,329
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (d)(h)	404,000	398,061
Class C2, 0.7591% 10/18/54 (d)(h)	135,000	132,300
Class M2, 0.5391% 10/18/54 (d)(h)	232,000	227,685
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (d)(h)	379,000	363,951
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (d)(h)	355,000	352,685
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (h)	25,291	13,025
Series 2006-1A Class C2, 0.8534% 12/20/54 (d)(h)	578,000	299,838
Series 2006-2 Class C1, 0.7234% 12/20/54 (h)	463,000	252,335
Series 2006-3 Class C2, 0.7534% 12/20/54 (h)	128,000	70,489
Series 2006-4:
Class B1, 0.3434% 12/20/54 (h)	521,000	410,939
Class C1, 0.6334% 12/20/54 (h)	319,000	165,481
Class M1, 0.4234% 12/20/54 (h)	137,000	94,188
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (h)	258,000	140,610
Class 1M1, 0.5534% 12/20/54 (h)	172,000	117,820
Class 2C1, 1.2134% 12/20/54 (h)	117,000	63,765
Class 2M1, 0.7534% 12/20/54 (h)	222,000	152,070
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (h)	$ 308,000	$ 158,620
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (h)	36,767	25,014
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (h)	32,174	20,235
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	12,298	12,527
Class A3, 5.447% 6/12/47 (h)	410,000	426,718
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (h)	146,948	134,884
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (h)	194,666	184,988
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (h)	89,427	56,195
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (h)	68,000	302
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (h)	172,094	116,854
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (d)(h)	28,707	25,980
Class C, 0.443% 6/15/22 (d)(h)	181,170	155,806
Class D, 0.453% 6/15/22 (d)(h)	69,853	58,677
Class E, 0.463% 6/15/22 (d)(h)	111,337	91,296
Class F, 0.493% 6/15/22 (d)(h)	177,078	141,662
Class G, 0.563% 6/15/22 (d)(h)	41,484	32,358
Class H, 0.583% 6/15/22 (d)(h)	83,046	63,945
Class J, 0.623% 6/15/22 (d)(h)	97,221	69,999
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	987,514
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (h)	277,584	17,800
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (h)	620,000	609,973
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (h)	565,946	492,242
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (d)(h)	223,746	155,324
Class B6, 3.1034% 7/10/35 (d)(h)	372,225	235,842
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 125,182	$ 129,137
Series 2004-SL3 Class A1, 7% 8/25/16	8,718	8,505
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (d)(h)	47,272	40,495
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (h)	4,579	3,328
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (h)	280,140	155,143
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5322% 6/25/34 (h)	146,072	142,843
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (h)	120,787	117,222
Series 2005-AR12 Class 2A6, 2.8758% 7/25/35 (h)	87,129	81,074
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (h)	368,915	345,442
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (h)	207,380	187,120
TOTAL PRIVATE SPONSOR		13,421,666
U.S. Government Agency - 0.5%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	681,747	710,130
Fannie Mae REMIC pass-thru certificates Series 2010-143 Class B, 3.5% 12/25/25	1,060,000	1,110,143
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	72,689	78,708
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	254,313	278,214
Series 2004-86 Class KC, 4.5% 5/25/19	190,076	200,465
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	490,265	540,679
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	264,436	286,063
Series 2363 Class PF, 6% 9/15/16	340,526	367,736
TOTAL U.S. GOVERNMENT AGENCY		3,572,138
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,950,705)		16,993,804
Commercial Mortgage Securities - 4.6%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (h)	$ 159,000	$ 170,797
Class A3, 6.8647% 2/14/43 (h)	172,000	184,656
Class A6, 7.1847% 2/14/43 (h)	253,000	270,868
Class PS1, 1.3859% 2/14/43 (h)(j)	653,463	17,367
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (h)	252,000	272,198
Series 2006-5:
Class A1, 5.185% 9/10/47	79,042	79,233
Class A3, 5.39% 9/10/47	301,000	324,555
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	450,997
Series 2007-2 Class A1, 5.421% 4/10/49	48,367	49,465
Series 2007-4 Class A3, 5.8083% 2/10/51 (h)	215,000	226,921
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	23,512
Series 2007-3 Class A3, 5.6579% 6/10/49 (h)	361,000	379,804
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	71,120	72,314
Class A4, 4.153% 11/10/38	274,000	281,810
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	97,559	97,510
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	120,806
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	52,781
Class K, 6.15% 5/11/35 (d)	100,000	92,921
Series 2007-1 Class B, 5.543% 1/15/49	130,000	66,877
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (d)(h)	93,000	82,770
Class D, 0.6134% 3/15/22 (d)(h)	94,000	79,900
Class E, 0.6534% 3/15/22 (d)(h)	78,000	65,130
Class F, 0.7234% 3/15/22 (d)(h)	70,189	55,976
Class G, 0.7834% 3/15/22 (d)(h)	45,493	31,845
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (d)(h)	139,000	128,784
Class D, 0.4634% 10/15/19 (d)(h)	170,000	152,813
Class E, 0.4934% 10/15/19 (d)(h)	157,000	138,348
Class F, 0.5634% 10/15/19 (d)(h)	360,653	307,781
Class G, 0.5834% 10/15/19 (d)(h)	144,054	114,249
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (d)(h)	$ 8,979	$ 6,196
Series 2004-1:
Class A, 0.6134% 4/25/34 (d)(h)	128,645	102,916
Class B, 2.1534% 4/25/34 (d)(h)	17,654	8,121
Class M1, 0.8134% 4/25/34 (d)(h)	14,304	9,298
Class M2, 1.4534% 4/25/34 (d)(h)	13,243	7,284
Series 2004-2:
Class A, 0.6834% 8/25/34 (d)(h)	130,963	108,700
Class M1, 0.8334% 8/25/34 (d)(h)	21,475	14,603
Series 2004-3:
Class A1, 0.6234% 1/25/35 (d)(h)	242,972	193,163
Class A2, 0.6734% 1/25/35 (d)(h)	42,086	30,302
Class M1, 0.7534% 1/25/35 (d)(h)	50,868	35,099
Class M2, 1.2534% 1/25/35 (d)(h)	22,942	14,912
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (d)(h)	184,055	147,428
Class M1, 0.6834% 8/25/35 (d)(h)	10,846	6,040
Class M2, 0.7334% 8/25/35 (d)(h)	17,887	9,588
Class M3, 0.7534% 8/25/35 (d)(h)	9,897	5,026
Class M4, 0.8634% 8/25/35 (d)(h)	9,085	4,452
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (d)(h)	80,681	62,181
Class A2, 0.6534% 11/25/35 (d)(h)	81,240	60,118
Class M1, 0.6934% 11/25/35 (d)(h)	9,542	5,319
Class M2, 0.7434% 11/25/35 (d)(h)	12,115	6,142
Class M3, 0.7634% 11/25/35 (d)(h)	10,843	5,111
Class M4, 0.8534% 11/25/35 (d)(h)	13,509	6,131
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (d)(h)	185,991	128,334
Class B1, 1.6534% 1/25/36 (d)(h)	16,073	5,626
Class M1, 0.7034% 1/25/36 (d)(h)	59,997	31,799
Class M2, 0.7234% 1/25/36 (d)(h)	17,999	9,000
Class M3, 0.7534% 1/25/36 (d)(h)	26,286	12,092
Class M4, 0.8634% 1/25/36 (d)(h)	14,538	5,961
Class M5, 0.9034% 1/25/36 (d)(h)	14,538	5,670
Class M6, 0.9534% 1/25/36 (d)(h)	15,441	5,713
Series 2006-1:
Class A2, 0.6134% 4/25/36 (d)(h)	28,530	20,239
Class M1, 0.6334% 4/25/36 (d)(h)	10,204	4,754
Class M2, 0.6534% 4/25/36 (d)(h)	10,781	4,650
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6734% 4/25/36 (d)(h)	$ 9,276	$ 3,676
Class M4, 0.7734% 4/25/36 (d)(h)	5,257	1,899
Class M5, 0.8134% 4/25/36 (d)(h)	5,102	1,778
Class M6, 0.8934% 4/25/36 (d)(h)	10,173	3,356
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (d)(h)	441,495	341,055
Class A2, 0.5334% 7/25/36 (d)(h)	25,363	17,902
Class B1, 1.1234% 7/25/36 (d)(h)	9,496	2,635
Class B3, 2.9534% 7/25/36 (d)(h)	14,348	3,276
Class M1, 0.5634% 7/25/36 (d)(h)	26,611	14,104
Class M2, 0.5834% 7/25/36 (d)(h)	18,776	7,848
Class M3, 0.6034% 7/25/36 (d)(h)	15,574	6,043
Class M4, 0.6734% 7/25/36 (d)(h)	10,517	3,825
Class M5, 0.7234% 7/25/36 (d)(h)	12,926	4,393
Class M6, 0.7934% 7/25/36 (d)(h)	19,286	5,716
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (d)(h)	17,122	3,596
Class B2, 1.6034% 10/25/36 (d)(h)	12,349	2,099
Class B3, 2.8534% 10/25/36 (d)(h)	20,097	2,814
Class M4, 0.6834% 10/25/36 (d)(h)	18,923	7,569
Class M5, 0.7334% 10/25/36 (d)(h)	22,653	7,929
Class M6, 0.8134% 10/25/36 (d)(h)	44,342	12,416
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (d)(h)	99,219	77,183
Class A2, 0.5234% 12/25/36 (d)(h)	417,152	293,550
Class B1, 0.9534% 12/25/36 (d)(h)	15,338	3,851
Class B2, 1.5034% 12/25/36 (d)(h)	15,781	3,475
Class B3, 2.7034% 12/25/36 (d)(h)	26,179	5,484
Class M1, 0.5434% 12/25/36 (d)(h)	31,985	14,649
Class M2, 0.5634% 12/25/36 (d)(h)	21,541	9,045
Class M3, 0.5934% 12/25/36 (d)(h)	21,541	8,476
Class M4, 0.6534% 12/25/36 (d)(h)	25,458	9,468
Class M5, 0.6934% 12/25/36 (d)(h)	24,152	7,642
Class M6, 0.7734% 12/25/36 (d)(h)	21,541	6,105
Series 2007-1:
Class A2, 0.5234% 3/25/37 (d)(h)	110,999	74,369
Class B1, 0.9234% 3/25/37 (d)(h)	35,369	6,720
Class B2, 1.4034% 3/25/37 (d)(h)	25,568	4,602
Class B3, 3.6034% 3/25/37 (d)(h)	69,595	9,743
Class M1, 0.5234% 3/25/37 (d)(h)	31,064	15,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M2, 0.5434% 3/25/37 (d)(h)	$ 23,302	$ 9,321
Class M3, 0.5734% 3/25/37 (d)(h)	20,967	7,339
Class M4, 0.6234% 3/25/37 (d)(h)	16,642	5,325
Class M5, 0.6734% 3/25/37 (d)(h)	26,396	7,655
Class M6, 0.7534% 3/25/37 (d)(h)	36,493	8,393
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (d)(h)	98,889	72,189
Class A2, 0.5734% 7/25/37 (d)(h)	92,452	46,226
Class B1, 1.8534% 7/25/37 (d)(h)	28,297	3,679
Class B2, 2.5034% 7/25/37 (d)(h)	24,999	2,750
Class B3, 3.6034% 7/25/37 (d)(h)	27,820	2,782
Class M1, 0.6234% 7/25/37 (d)(h)	32,465	10,389
Class M2, 0.6634% 7/25/37 (d)(h)	17,539	4,122
Class M3, 0.7434% 7/25/37 (d)(h)	17,693	3,539
Class M4, 0.9034% 7/25/37 (d)(h)	36,064	6,492
Class M5, 1.0034% 7/25/37 (d)(h)	31,773	5,084
Class M6, 1.2534% 7/25/37 (d)(h)	39,716	5,759
Series 2007-3:
Class A2, 0.5434% 7/25/37 (d)(h)	101,889	65,138
Class B1, 1.2034% 7/25/37 (d)(h)	25,070	5,568
Class B2, 1.8534% 7/25/37 (d)(h)	62,973	10,926
Class B3, 4.2534% 7/25/37 (d)(h)	33,159	5,053
Class M1, 0.5634% 7/25/37 (d)(h)	22,602	10,354
Class M2, 0.5934% 7/25/37 (d)(h)	24,250	8,662
Class M3, 0.6234% 7/25/37 (d)(h)	37,409	12,132
Class M4, 0.7534% 7/25/37 (d)(h)	59,192	17,491
Class M5, 0.8534% 7/25/37 (d)(h)	30,768	8,581
Class M6, 1.0534% 7/25/37 (d)(h)	23,307	5,284
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (d)(h)	37,770	2,644
Class B2, 3.7034% 9/25/37 (d)(h)	136,864	8,212
Class M1, 1.2034% 9/25/37 (d)(h)	36,725	7,712
Class M2, 1.3034% 9/25/37 (d)(h)	36,725	6,243
Class M4, 1.8534% 9/25/37 (d)(h)	92,606	12,039
Class M5, 2.0034% 9/25/37 (d)(h)	92,606	9,724
Class M6, 2.2034% 9/25/37 (d)(h)	92,688	8,342
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	495,459	16,102
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	1,189,073	127,825
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (d)(h)	$ 91,801	$ 66,939
Class H, 0.9034% 3/15/19 (d)(h)	61,770	34,320
Class J, 1.1034% 3/15/19 (d)(h)	46,405	24,247
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (d)(h)	76,569	55,130
Class E, 0.5534% 3/15/22 (d)(h)	394,020	263,993
Class F, 0.6034% 3/15/22 (d)(h)	241,475	149,715
Class G, 0.6534% 3/15/22 (d)(h)	62,931	35,871
Class H, 0.8034% 3/15/22 (d)(h)	76,569	38,285
Class J, 0.9534% 3/15/22 (d)(h)	76,569	32,159
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	67,154	68,280
Series 2004-PWR3 Class A3, 4.487% 2/11/41	137,075	139,521
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	162,296	164,440
Series 2007-PW17 Class A1, 5.282% 6/11/50	97,981	99,645
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	52,559	54,019
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (d)(h)(j)	1,524,060	6,706
Series 2003-T12 Class X2, 0.5005% 8/13/39 (d)(h)(j)	5,627,707	25,814
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(h)(j)	2,926,870	47,862
Series 2007-PW15 Class A1, 5.016% 2/11/44	41,604	42,309
Series 2007-PW16:
Class B, 5.717% 6/11/40 (d)(h)	35,000	15,035
Class C, 5.717% 6/11/40 (d)(h)	29,000	11,226
Class D, 5.717% 6/11/40 (d)(h)	29,000	9,996
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (d)(h)(j)	20,177,207	259,689
Series 2007-T28:
Class A1, 5.422% 9/11/42	27,334	28,040
Class X2, 0.1749% 9/11/42 (d)(h)(j)	9,279,907	74,070
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (d)(h)	102,948	79,085
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	272,540
Class XCL, 2.1162% 5/15/35 (d)(h)(j)	2,800,071	64,435
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (d)(h)	77,000	71,858
Class G, 0.5834% 8/15/21 (d)(h)	49,634	43,205
Class H, 0.6234% 8/15/21 (d)(h)	40,527	33,266
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	361,372	336,032
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	$ 28,604	$ 28,793
Class A2A, 5.237% 12/11/49	192,000	195,985
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	216,822
Class C, 5.476% 12/11/49	407,000	73,260
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (h)	216,000	231,044
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	162,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (d)(h)	484,000	435,600
Class C, 0.5234% 4/15/17 (d)(h)	174,000	151,380
Class D, 0.5634% 4/15/17 (d)(h)	81,291	67,878
Class E, 0.6234% 4/15/17 (d)(h)	34,474	27,579
Class F, 0.6634% 4/15/17 (d)(h)	19,555	14,275
Class G, 0.8034% 4/15/17 (d)(h)	19,555	13,102
Class H, 0.8734% 4/15/17 (d)(h)	19,555	11,146
Class J, 1.1034% 4/15/17 (d)(h)	14,996	7,048
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (d)(h)	164,947	155,050
Class D, 0.5934% 11/15/17 (d)(h)	8,646	7,955
Class E, 0.6434% 11/15/17 (d)(h)	30,262	26,934
Class F, 0.7034% 11/15/17 (d)(h)	21,193	18,226
Class G, 0.7534% 11/15/17 (d)(h)	14,690	11,899
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (d)(h)	308,000	267,960
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,120	2,119
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	639,001
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	365,000	365,362
Class AJFX, 5.478% 2/5/19 (d)	380,000	376,254
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (d)(h)(j)	403,276	870
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	105,976
Class XP, 0.4812% 12/10/46 (h)(j)	2,571,855	34,387
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 32,252	$ 32,281
Class A3, 5.542% 1/15/49 (h)	432,000	444,006
Series 2007-C3 Class A4, 5.721% 6/15/39 (h)	130,000	134,410
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (h)(j)	1,732,492	29,505
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (d)(h)	771,000	424,050
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	223,756
Series 2002-CP5 Class A1, 4.106% 12/15/35	15,971	16,208
Series 2004-C1:
Class A3, 4.321% 1/15/37	43,366	43,837
Class A4, 4.75% 1/15/37	101,000	106,533
Series 1998-C1 Class D, 7.17% 5/17/40	4,139	4,147
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (h)(j)	560,601	3,221
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (d)(h)(j)	1,631,035	12,795
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (d)(h)	82,000	56,580
Class C:
0.4234% 2/15/22 (d)(h)	212,546	125,402
0.5234% 2/15/22 (d)(h)	75,912	36,438
Class F, 0.5734% 2/15/22 (d)(h)	151,805	65,276
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	10,593	10,709
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (h)(j)	4,043,567	43,047
Class B, 5.487% 2/15/40 (d)(h)	330,000	39,600
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	77,174
Class G, 6.936% 3/15/33 (d)	142,000	141,932
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,169,933
Series 2001-1 Class X1, 0.99% 5/15/33 (d)(h)(j)	1,677,116	4,940
Series 2004-C1 Class X2, 1.1123% 11/10/38 (d)(h)(j)	1,239,343	1,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.1995% 12/10/49 (h)(j)	$ 4,281,305	$ 24,554
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (d)(h)(j)	1,258,744	24
Series 2004-C3 Class X2, 0.6308% 12/10/41 (h)(j)	4,930,202	26,042
Series 2005-C1 Class X2, 0.5556% 5/10/43 (h)(j)	858,219	7,201
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (d)(h)	81,000	73,553
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	32,048	32,185
Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	451,920
Series 2003-C2 Class XP, 0.8817% 1/5/36 (d)(h)(j)	1,504,010	36
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (d)(h)(j)	4,000,462	29,248
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	4,974,483	49,468
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (d)(h)	11,000	10,264
Class D, 0.5334% 6/6/20 (d)(h)	52,000	46,600
Class E, 0.6234% 6/6/20 (d)(h)	60,000	52,205
Class F, 0.6934% 6/6/20 (d)(h)	95,176	80,392
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (d)(h)	236,000	212,400
Class D, 0.6234% 3/6/20 (d)(h)	467,000	410,960
Class F, 0.7334% 3/6/20 (d)(h)	19,000	16,435
Class G, 0.7734% 3/6/20 (d)(h)	10,000	8,450
Class H, 0.9034% 3/6/20 (d)(h)	7,000	5,916
Class J, 1.1034% 3/6/20 (d)(h)	11,000	9,240
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	425,920
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	107,154
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (d)(h)(j)	4,084,085	41,383
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	330,039
Series 2007-GG10:
Class A1, 5.69% 8/10/45	21,320	21,739
Class A2, 5.778% 8/10/45	103,000	106,312
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (d)(h)(j)	$ 366,689	$ 684
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (d)(h)(j)	366,274	1,066
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (d)(h)	158,915	139,845
Class C, 0.4634% 11/15/18 (d)(h)	112,853	95,925
Class D, 0.4834% 11/15/18 (d)(h)	34,683	28,440
Class E, 0.5334% 11/15/18 (d)(h)	50,678	40,543
Class F, 0.5834% 11/15/18 (d)(h)	75,724	59,064
Class G, 0.6134% 11/15/18 (d)(h)	65,824	49,368
Class H, 0.7534% 11/15/18 (d)(h)	50,678	36,995
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	107,913
Series 2007-LDP10 Class A1, 5.122% 1/15/49	5,147	5,190
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,295,000	1,320,567
Class A3, 5.412% 1/15/49	594,000	619,558
Series 2005-CB13 Class E, 5.3509% 1/12/43 (d)(h)	109,000	8,611
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	63,894
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (h)	18,000	6,654
Class C, 5.7421% 2/12/49 (h)	48,000	16,784
Class D, 5.7421% 2/12/49 (h)	51,000	15,410
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (d)(h)	112,000	7,287
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	75,568	76,211
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	72,468	72,704
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	34,402	34,590
Series 2006-C1 Class A2, 5.084% 2/15/31	55,580	55,838
Series 2006-C3 Class A1, 5.478% 3/15/32	2,560	2,563
Series 2006-C6 Class A1, 5.23% 9/15/39	20,736	20,749
Series 2006-C7:
Class A1, 5.279% 11/15/38	90,889	92,104
Class A2, 5.3% 11/15/38	238,000	243,114
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	22,167	22,563
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A4, 5.424% 2/15/40	$ 28,000	$ 29,566
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	108,091
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	15,006
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	428,284
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	243,767
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (d)(h)(j)	2,765,640	7,979
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	25,878	25,998
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (h)(j)	668,349	6,557
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (h)(j)	995,235	17,933
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	475,000	200,997
Class D, 5.563% 2/15/40 (h)	86,000	31,030
Class E, 5.582% 2/15/40 (h)	43,000	11,637
Class XCP, 0.477% 2/15/40 (h)(j)	493,068	5,175
Series 2007-C7 Class XCP, 0.29% 9/15/45 (h)(j)	16,575,476	173,368
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (d)(h)	69,510	52,828
Class E, 0.5434% 9/15/21 (d)(h)	249,861	184,897
Class F, 0.5934% 9/15/21 (d)(h)	97,418	70,141
Class G, 0.6134% 9/15/21 (d)(h)	192,585	134,810
Class H, 0.6534% 9/15/21 (d)(h)	49,497	31,678
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	27,043	27,064
Series 2007-C1 Class A1, 4.533% 6/12/50	35,652	35,854
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (h)	355,000	367,106
Series 2005-LC1 Class F, 5.3852% 1/12/44 (d)(h)	188,000	94,583
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (h)	100,491	97,774
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (h)	230,000	240,635
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	196,277
Series 2007-5:
Class A1, 4.275% 8/12/48	3,072	3,080
Class A3, 5.364% 8/12/48	84,000	86,192
Class A4, 5.378% 8/12/48	9,000	9,121
Class B, 5.479% 2/12/17	648,000	102,738
Series 2007-6 Class A1, 5.175% 3/12/51	9,348	9,455
Series 2007-8 Class A1, 4.622% 8/12/49	41,543	42,278
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.6252% 12/12/49 (h)(j)	$ 4,503,503	$ 81,459
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	65,935
Series 2007-7 Class B, 5.75% 6/12/50	19,000	3,242
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (d)(h)	93,780	11,254
Class G, 0.614% 7/15/19 (d)(h)	61,227	56,941
Series 2007-XCLA Class A1, 0.454% 7/17/17 (d)(h)	274,630	198,420
Series 2007-XLCA Class B, 0.754% 7/17/17 (d)(h)	277,741	32,635
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (d)(h)	124,000	53,320
Class D, 0.444% 10/15/20 (d)(h)	76,067	27,384
Class E, 0.504% 10/15/20 (d)(h)	95,138	19,979
Class F, 0.554% 10/15/20 (d)(h)	57,094	7,993
Class G, 0.594% 10/15/20 (d)(h)	70,577	4,940
Class H, 0.684% 10/15/20 (d)(h)	44,426	2,666
Class J, 0.834% 10/15/20 (d)(h)	50,712	2,028
Class MHRO, 0.944% 10/15/20 (d)(h)	70,667	17,667
Class MJPM, 1.254% 10/15/20 (d)(h)	21,549	16,162
Class MSTR, 0.954% 10/15/20 (d)(h)	40,125	10,031
Class NHRO, 1.144% 10/15/20 (d)(h)	106,971	16,046
Class NSTR, 1.104% 10/15/20 (d)(h)	36,399	5,460
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (d)(h)(j)	594,585	4,146
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	330,602
Series 2006-T23 Class A1, 5.682% 8/12/41	50,023	50,456
Series 2007-HQ11 Class A1, 5.246% 2/12/44	23,957	24,239
Series 2007-IQ13 Class A1, 5.05% 3/15/44	40,246	40,699
Series 2007-IQ14 Class A1, 5.38% 4/15/49	99,359	101,423
Series 2007-T25 Class A1, 5.391% 11/12/49	30,890	31,543
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (d)(h)(j)	1,397,843	8,090
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (d)(h)(j)	2,403,476	27,924
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (d)(h)(j)	1,188,210	12,291
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (h)	335,000	339,995
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	78,667
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8053% 8/12/41 (h)	$ 110,000	$ 118,351
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (d)(h)	373,990	10,285
Class D, 0.954% 7/17/17 (d)(h)	176,096	2,201
Class E, 1.054% 7/17/17 (d)(h)	142,636	1,783
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	4	4
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	157,149	175,079
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	21,857	22,438
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	187,061
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (d)(h)	145,481	139,707
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (d)(h)	201,847	129,205
Class F, 0.5963% 8/11/18 (d)(h)	214,060	101,461
Class G, 0.6163% 8/11/18 (d)(h)	202,788	93,824
Class J, 0.8563% 8/11/18 (d)(h)	45,086	14,045
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (d)(h)	16,443	9,866
Class AP2, 1.0534% 6/15/20 (d)(h)	26,799	14,739
Class F, 0.7334% 6/15/20 (d)(h)	526,588	263,294
Class LXR1, 0.9534% 6/15/20 (d)(h)	26,316	18,552
Class LXR2, 1.0534% 6/15/20 (d)(h)	358,510	233,031
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	178,226	181,433
Series 2006-C29:
Class A1, 5.11% 11/15/48	68,377	69,082
Class A3, 5.313% 11/15/48	574,000	611,243
Series 2007-C30:
Class A1, 5.031% 12/15/43	5,234	5,245
Class A3, 5.246% 12/15/43	185,000	187,434
Class A4, 5.305% 12/15/43	64,000	64,188
Class A5, 5.342% 12/15/43	231,000	231,630
Series 2007-C31 Class A1, 5.14% 4/15/47	18,368	18,505
Series 2007-C32:
Class A2, 5.739% 6/15/49 (h)	259,000	268,381
Class A3, 5.744% 6/15/49 (h)	367,000	378,800
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C9 Class XP, 0.4498% 12/15/35 (d)(h)(j)	$ 663,750	$ 7
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(h)	166,000	159,360
Class 180B, 5.3979% 10/15/41 (d)(h)	76,000	71,440
Series 2005-C22 Class F, 5.3588% 12/15/44 (d)(h)	360,000	148,213
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	68,544
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	110,772
Class XP, 0.4396% 12/15/43 (d)(h)(j)	2,398,982	31,408
Series 2007-C31 Class C, 5.6934% 4/15/47 (h)	59,000	12,826
Series 2007-C31A Class A2, 5.421% 4/15/47	828,000	851,974
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (h)	143,000	148,824
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,462,895)		32,324,137
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,583,160
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	933,128
TOTAL MUNICIPAL SECURITIES (Cost $2,425,540)		2,516,288
Foreign Government and Government Agency Obligations - 0.9%

Chilean Republic 7.125% 1/11/12	460,000	487,600
Ontario Province 2.7% 6/16/15	5,320,000	5,519,160
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,795,861)		6,006,760
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,343)	37,000	40,236
Bank Notes - 0.2%
	Principal Amount	Value
National City Bank, Cleveland 0.3969% 3/1/13 (h) (Cost $1,575,204)	$ 1,729,000	$ 1,713,631
Fixed-Income Funds - 3.3%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	148,628	16,206,396
Fidelity Specialized High Income Central Fund (i)	68,976	6,886,586
TOTAL FIXED-INCOME FUNDS (Cost $21,746,531)		23,092,982
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 159,000	137,950
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	637,850
		775,800
TOTAL PREFERRED SECURITIES (Cost $475,264)		775,800
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $4,780,000)	$ 4,780,034	4,780,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $655,145,452)		694,973,380
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,235,257
NET ASSETS - 100%		$ 698,208,637
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)

	August 2034	$ 80,115	$ (44,493)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,158)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(759)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	95,615	(36,159)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	79,418	(60,042)
		$ 504,314	$ (383,611)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,979,937 or 11.0% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $6,027,121 or 0.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $105,039.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,780,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 417,324
Barclays Capital, Inc.	831,756
J.P. Morgan Securities, Inc.	255,285
Merrill Lynch Government Securities, Inc.	460,665
Merrill Lynch, Pierce, Fenner & Smith, Inc.	511,645
Mizuho Securities USA, Inc.	2,303,325
$ 4,780,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 190,571
Fidelity Specialized High Income Central Fund	118,565
Total	$ 309,136
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,225,717	$ -	$ -	$ 16,206,396	0.8%
Fidelity Specialized High Income Central Fund	6,650,974	118,565	-	6,886,586	1.5%
Total	$ 22,876,691	$ 118,565	$ -	$ 23,092,982
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 219,124,637	$ -	$ 219,124,637	$ -
U.S. Government and Government Agency Obligations	295,705,881	-	295,705,881	-
U.S. Government Agency - Mortgage Securities	44,669,498	-	44,669,498	-
Asset-Backed Securities	47,229,726	-	45,546,677	1,683,049
Collateralized Mortgage Obligations	16,993,804	-	16,920,272	73,532
Commercial Mortgage Securities	32,324,137	-	28,607,089	3,717,048
Municipal Securities	2,516,288	-	2,516,288	-
Foreign Government and Government Agency Obligations	6,006,760	-	6,006,760	-
Supranational Obligations	40,236	-	40,236	-
Bank Notes	1,713,631	-	1,713,631	-
Fixed-Income Funds	23,092,982	23,092,982	-	-
Preferred Securities	775,800	-	775,800	-
Cash Equivalents	4,780,000	-	4,780,000	-
Total Investments in Securities:	$ 694,973,380	$ 23,092,982	$ 666,406,769	$ 5,473,629
Derivative Instruments:
Liabilities
Swap Agreements	$ (383,611)	$ -	$ (80,652)	$ (302,959)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 9,001,379
Total Realized Gain (Loss)	(128,216)
Total Unrealized Gain (Loss)	398,063
Cost of Purchases	134,517
Proceeds of Sales	(186,405)
Amortization/Accretion	66,305
Transfers in to Level 3	681,142
Transfers out of Level 3	(4,493,156)
Ending Balance	$ 5,473,629
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 226,828
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (410,783)
Total Unrealized Gain (Loss)	4,713
Transfers in to Level 3	-
Transfers out of Level 3	103,110
Ending Balance	$ (302,960)
Realized gain (loss) on Swap Agreements for the period	$ 2,545
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 4,713

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $677,753,991. Net unrealized appreciation aggregated $17,219,389, of which $22,327,296 related to appreciated investment securities and $5,107,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $504,314 representing 0.07% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

1.813053.106

AMOR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 65.5%
2.577% 6/1/36 (f)	$ 59	$ 61
2.582% 3/1/35 (f)	55	57
2.592% 10/1/33 (f)	91	95
2.735% 1/1/35 (f)	425	444
2.744% 11/1/36 (f)	1,739	1,812
2.747% 9/1/34 (f)	622	646
2.775% 8/1/35 (f)	551	578
2.788% 11/1/36 (f)	81	85
2.829% 9/1/36 (f)	257	268
2.859% 9/1/35 (f)	670	705
3% 12/1/25 (c)	15,000	14,973
3.009% 7/1/35 (f)	122	129
3.177% 10/1/37 (f)	39	41
3.359% 1/1/40 (f)	2,632	2,741
3.5% 12/1/25 (c)(d)	9,000	9,200
3.5% 12/1/25 (c)(d)	8,000	8,177
3.5% 12/1/40 (c)(d)	30,000	29,461
4% 4/1/24 to 10/1/40 (c)	22,838	23,507
4% 12/1/25 (c)	6,500	6,756
4% 12/1/25 (c)(d)	15,000	15,592
4% 12/1/25 (c)	20,000	20,789
4% 11/1/40 (c)(d)	1,000	1,016
4% 12/1/40 (c)(d)	12,000	12,176
4.5% 1/1/25 to 11/1/40	47,423	49,588
4.5% 12/1/40 (c)(d)	17,500	18,203
4.5% 12/1/40 (c)	23,000	23,925
4.5% 12/1/40 (c)	32,000	33,286
4.981% 7/1/35 (f)	21	23
5% 9/1/16 to 9/1/40	55,034	58,653
5% 12/1/40 (c)	25,300	26,808
5% 12/1/40 (c)	5,000	5,298
5.08% 7/1/35 (f)	112	120
5.126% 6/1/36 (f)	1,142	1,206
5.375% 10/1/36 (f)	172	182
5.5% 2/1/18 to 5/1/38	86,698	93,541
5.5% 12/1/40 (c)(d)	8,000	8,595
5.5% 12/1/40 (c)	8,000	8,595
5.5% 12/1/40 (c)	19,500	20,950
5.766% 5/1/36 (f)	181	188
5.792% 3/1/36 (f)	718	761
5.937% 9/1/36 (f)	403	431
5.957% 4/1/36 (f)	238	245
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/17 to 9/1/38 (c)	$ 38,372	$ 42,152
6% 12/1/40 (c)	7,000	7,615
6% 12/1/40 (c)(d)	13,000	14,143
6% 12/1/40 (c)	12,000	13,055
6% 1/1/41 (c)	12,000	13,032
6.029% 9/1/36 (f)	475	509
6.11% 8/1/46 (f)	156	167
6.235% 9/1/36 (f)	105	111
6.24% 9/1/37 (f)	22	23
6.301% 5/1/36 (f)	425	441
6.473% 4/1/37 (f)	256	270
6.499% 12/1/36 (f)	199	213
6.5% 5/1/12 to 5/1/38	17,181	19,220
6.555% 12/1/36 (f)	285	305
6.737% 5/1/37 (f)	12	13
6.824% 9/1/37 (f)	91	95
7% 12/1/15 to 5/1/30	2,894	3,228
7.431% 9/1/37 (f)	77	82
7.5% 8/1/22 to 9/1/32	1,613	1,821
8% 12/1/29 to 3/1/37	103	117
8.5% 1/1/16 to 7/1/31	193	221
9% 2/1/13 to 10/1/30	452	528
9.5% 7/1/16 to 8/1/22	53	60
12.5% 8/1/15 to 3/1/16	13	15
12.75% 2/1/15	3	3
13.5% 9/1/14	2	3
		617,349
Freddie Mac - 18.8%
1.886% 5/1/37 (f)	196	202
1.9% 3/1/37 (f)	1,026	1,065
2.019% 3/1/35 (f)	309	318
2.535% 6/1/37 (f)	510	537
2.606% 5/1/34 (f)	20	21
2.611% 12/1/33 (f)	816	854
2.665% 6/1/35 (f)	203	213
2.824% 11/1/35 (f)	676	707
2.885% 6/1/33 (f)	1,339	1,415
3.152% 4/1/37 (f)	201	209
4.361% 10/1/35 (f)	82	87
4.5% 7/1/25 to 10/1/40	8,435	8,841
5% 7/1/33 to 9/1/40	47,948	50,959
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 12/1/40 (c)	$ 1,000	$ 1,056
5.138% 4/1/35 (f)	78	82
5.5% 10/1/17 to 10/1/39 (k)	54,099	58,178
6% 4/1/14 to 6/1/39	15,299	16,802
6.01% 6/1/37 (f)	65	68
6.011% 4/1/37 (f)	81	85
6.048% 10/1/36 (f)	74	79
6.057% 3/1/36 (f)	882	933
6.099% 6/1/37 (f)	1,297	1,367
6.194% 7/1/36 (f)	204	214
6.29% 8/1/37 (f)	358	377
6.411% 12/1/36 (f)	871	933
6.5% 4/1/11 to 8/1/38	17,420	19,334
6.604% 6/1/37 (f)	165	174
7% 6/1/21 to 9/1/36	4,281	4,801
7.03% 6/1/36 (f)	32	34
7.07% 2/1/37 (f)	56	60
7.22% 4/1/37 (f)	9	9
7.5% 8/1/11 to 7/1/34	6,078	6,823
8% 11/1/16 to 1/1/37	160	181
8.5% 6/1/16 to 9/1/20	17	19
9% 9/1/16 to 5/1/21	116	130
10% 7/1/11 to 5/1/19	22	26
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	8	9
13% 12/1/13 to 6/1/15	20	23
		177,226
Ginnie Mae - 18.7%
4% 9/15/25 to 3/15/40	5,493	5,792
4% 12/1/40 (c)	27,000	27,683
4% 12/1/40 (c)	5,600	5,742
4% 12/1/40 (c)	5,000	5,127
4.5% 3/15/39 to 9/20/40	79,898	84,406
5% 9/20/33 to 6/15/40	21,146	22,888
5.265% 7/20/60 (j)	4,746	5,199
5.5% 10/15/33 to 9/15/39	7,022	7,671
6% 1/15/36	4,533	5,044
6.5% 2/15/32 to 7/15/36	1,962	2,222
7% 2/15/24 to 4/20/32	2,250	2,540
7.5% 9/15/16 to 4/15/32	823	931
8% 6/15/21 to 12/15/25	343	390
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
8.5% 8/15/16 to 10/15/28	$ 439	$ 500
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	43	49
		176,186
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $953,977)		970,761
Asset-Backed Securities - 6.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5034% 11/25/35 (f)	5,724	5,611
Ally Master Owner Trust Series 2010-1 Class A, 2.0034% 1/15/15 (b)(f)	7,000	7,132
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (f)	54	53
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	5,000	5,166
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (f)	1,753	1,701
Series 2007-4 Class A1A, 0.3763% 9/25/37 (f)	1,600	1,499
Series 2007-5 Class 2A1, 0.3534% 9/25/47 (f)	924	870
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9584% 7/25/35 (f)	4,673	4,525
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	737
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	366
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.5034% 6/15/13 (f)	1,960	1,953
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	91	19
Series 2004-AR2 Class B1, 2.1534% 8/25/34 (f)	796	70
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3034% 3/25/37 (f)	11	11
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (f)	59	59
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6334% 8/25/35 (f)	2,492	2,436
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,454	282
Series 2006-1 Class AIO, 5.5% 4/25/11 (g)	1,346	25
Series 2006-2 Class AIO, 6% 8/25/11 (g)	620	22
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	3,300	206
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	$ 6,585	$ 447
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	9,200	819
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	6,620	652
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (f)	4,208	4,085
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (f)	123	120
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7034% 3/25/36 (f)	1,059	1,057
Rental Car Finance Corp. Series 2006-1A Class A, 0.4334% 5/25/12 (AMBAC Insured) (b)(f)	7,500	7,446
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	335	311
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (f)	61	60
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	5,000	4,999
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (f)	500	16
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (f)	146	66
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (f)	54	53
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6834% 5/25/35 (f)	1,995	682
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (f)	3,333	2,771
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $63,969)		57,104
Collateralized Mortgage Obligations - 15.9%

Private Sponsor - 7.4%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.2665% 2/25/44 (f)	704	692
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,932	1,978
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0946% 5/20/36 (f)	$ 504	$ 514
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (f)	1,204	1,073
Series 2004-A Class 2A2, 3.516% 2/25/34 (f)	880	777
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,051	4,139
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 4.0872% 11/25/36 (f)	169	102
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	7,121	7,227
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.4256% 1/28/32 (b)(f)	198	151
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	748	748
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (f)	1,228	1,165
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7591% 10/18/54 (b)(f)	770	755
Series 2007-1A Class A2, 0.3691% 10/18/54 (b)(f)	367	366
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7544% 11/20/56 (b)(f)	1,675	1,608
Series 2007-1A Class 3A1, 0.3644% 11/20/56 (b)(f)	4,456	4,379
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (b)(f)	2,520	2,504
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (f)	700	360
Series 2006-2:
Class A4, 0.2934% 12/20/54 (f)	101	94
Class C1, 0.7234% 12/20/54 (f)	155	84
Series 2006-4 Class A4, 0.3034% 12/20/54 (f)	352	326
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (f)	940	512
Class 2C1, 1.2134% 12/20/54 (f)	500	273
Series 2007-2:
Class 2A1, 0.2934% 12/17/54 (f)	252	234
Class 2C1, 0.6834% 12/17/54 (f)	1,355	698
Series 2007-2 Class 3A1, 0.3434% 12/17/54 (f)	5,603	5,211
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1891% 1/20/44 (f)	661	552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (f)	$ 691	$ 599
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3691% 7/15/40 (f)	1,850	1,841
Series 2007-2A Class 3A1, 0.3691% 7/15/21 (f)	2,120	2,103
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4934% 4/25/36 (f)	2,279	1,274
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (f)	735	462
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (f)	3,429	2,328
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5063% 6/17/13 (b)(f)	5,000	4,991
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (f)	2,330	2,292
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	474	489
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (f)	649	640
Series 2003-20 Class 1A1, 5.5% 7/25/33	620	634
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (f)	3,188	3,157
Series 2006-5 Class A1, 0.3734% 10/25/46 (f)	5,128	5,059
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 4.9712% 12/25/35 (f)	2,065	1,587
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7879% 11/25/34 (f)	3,773	3,635
Series 2005-AR2 Class 1A2, 2.8589% 3/25/35 (f)	476	281
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (f)	189	171
Series 2006-AR8 Class 3A1, 5.2198% 4/25/36 (f)	1,852	1,683
TOTAL PRIVATE SPONSOR		69,748
U.S. Government Agency - 8.5%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	2,307	2,477
Class PZ, 6% 2/25/24	2,984	3,548
Series 1993-165 Class SH, 19.0043% 9/25/23 (f)(i)	109	143
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	942	69
Series 2009-16 Class SA, 5.9966% 3/25/24 (f)(g)(i)	2,875	309
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	4,913	865
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (g)	$ 2,107	$ 218
Class HI, 4.5% 10/25/18 (g)	1,425	127
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,055	370
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,299	355
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,291	2,029
Series 339 Class 29, 5.5% 7/1/18 (g)	1,085	126
Series 348 Class 14, 6.5% 8/1/34 (g)	580	120
Series 351:
Class 12, 5.5% 4/1/34 (g)	451	82
Class 13, 6% 3/1/34 (g)	547	102
Series 359, Class 19 6% 7/1/35 (g)	530	97
Series 384 Class 6, 5% 7/25/37 (g)	2,614	309
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.6534% 4/25/37 (f)	1,944	1,946
Series 2007-57 Class FA, 0.4834% 6/25/37 (f)	6,976	6,927
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	3,328	3,670
Series 1999-32 Class PL, 6% 7/25/29	2,431	2,682
Series 1999-33 Class PK, 6% 7/25/29	1,582	1,744
Series 2001-52 Class YZ, 6.5% 10/25/31	152	171
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,248
Series 2005-73 Class SA, 16.8911% 8/25/35 (f)(i)	611	725
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,275
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,807	3,094
Series 2001-31 Class ZC, 6.5% 7/25/31	926	1,034
Series 2002-16 Class ZD, 6.5% 4/25/32	436	489
Series 2002-79 Class Z, 5.5% 11/25/22	1,579	1,715
Series 2003-80 Class CG, 6% 4/25/30	343	352
Series 2003-21 Class SK, 7.8466% 3/25/33 (f)(g)(i)	465	83
Series 2003-3 Class HS, 7.3966% 9/25/16 (f)(g)(i)	5	0*
Series 2003-35:
Class BS, 6.7466% 4/25/17 (f)(g)(i)	184	7
Class TQ, 7.2466% 5/25/18 (f)(g)(i)	429	58
Series 2003-42 Class SJ, 6.7966% 11/25/22 (f)(g)(i)	466	40
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,381	75
Series 2005-104 Class NI, 6.4466% 3/25/35 (f)(g)(i)	4,749	730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2006-4 Class IT, 6% 10/25/35 (g)	$ 159	$ 10
Series 2007-36:
Class GO, 0% 4/25/37 (h)	311	279
Class SG, 6.3466% 4/25/37 (f)(g)(i)	4,037	559
Series 2007-57 Class SA, 39.0994% 6/25/37 (f)(i)	2,088	3,766
Series 2007-66:
Class FB, 0.6534% 7/25/37 (f)	3,148	3,157
Class SB, 38.0794% 7/25/37 (f)(i)	580	1,012
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,347	246
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,458	163
Series 2010-12 Class AI, 5% 12/25/18 (g)	4,266	436
Series 2010-96 Class DI, 4% 5/25/23 (g)	2,573	161
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	50	46
Class GY, 0% 5/15/37 (f)	85	72
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,953	3,257
Series 2104 Class PG, 6% 12/15/28	925	1,021
Series 2162 Class PH, 6% 6/15/29	308	342
Series 70 Class C, 9% 9/15/20	69	78
sequential payer Series 2114 Class ZM, 6% 1/15/29	427	473
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,025	1,147
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (f)	60	60
Series 3222 Class HF, 0% 9/15/36 (f)	168	162
Series 3300 Class FA, 0.5534% 8/15/35 (f)	2,497	2,485
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,222	1,349
Series 2154 Class PT, 6% 5/15/29	1,756	1,938
Series 2520 Class BE, 6% 11/15/32	1,763	1,918
Series 2585 Class KS, 7.3466% 3/15/23 (f)(g)(i)	244	39
Series 2590 Class YR, 5.5% 9/15/32 (g)	89	8
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,830
Series 2810 Class PD, 6% 6/15/33	2,241	2,378
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,239
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 1,365	$ 1,516
Series 2274 Class ZM, 6.5% 1/15/31	501	552
Series 2281 Class ZB, 6% 3/15/30	553	612
Series 2502 Class ZC, 6% 9/15/32	1,563	1,719
Series 2564 Class ES, 7.3466% 2/15/22 (f)(g)(i)	137	3
Series 2575 Class ID, 5.5% 8/15/22 (g)	52	3
Series 2817 Class SD, 6.7966% 7/15/30 (f)(g)(i)	621	47
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,058	163
Series 1658 Class GZ, 7% 1/15/24	1,464	1,635
Series 2587 Class IM, 6.5% 3/15/33 (g)	820	157
Series 2844:
Class SC, 45.1526% 8/15/24 (f)(i)	59	115
Class SD, 83.1553% 8/15/24 (f)(i)	87	244
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,260	1,395
Series 2004-32 Class GS, 6.2466% 5/16/34 (f)(g)(i)	922	134
TOTAL U.S. GOVERNMENT AGENCY		80,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,235)		150,085
Commercial Mortgage Securities - 3.0%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1847% 2/14/43 (f)	4,300	4,604
Class PS1, 1.3859% 2/14/43 (f)(g)	10,513	279
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	724
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (b)(f)	219	46
Class B2, 1.6034% 10/25/36 (b)(f)	143	24
Class B3, 2.8534% 10/25/36 (b)(f)	256	36
Class M4, 0.6834% 10/25/36 (b)(f)	219	88
Class M5, 0.7334% 10/25/36 (b)(f)	278	97
Class M6, 0.8134% 10/25/36 (b)(f)	540	151
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 0.9534% 12/25/36 (b)(f)	$ 85	$ 21
Class B2, 1.5034% 12/25/36 (b)(f)	82	18
Class B3, 2.7034% 12/25/36 (b)(f)	151	32
Series 2007-1:
Class B1, 0.9234% 3/25/37 (b)(f)	128	24
Class B2, 1.4034% 3/25/37 (b)(f)	94	17
Class B3, 3.6034% 3/25/37 (b)(f)	267	37
Class M1, 0.5234% 3/25/37 (b)(f)	107	54
Class M2, 0.5434% 3/25/37 (b)(f)	83	33
Class M3, 0.5734% 3/25/37 (b)(f)	73	25
Class M4, 0.6234% 3/25/37 (b)(f)	55	18
Class M5, 0.6734% 3/25/37 (b)(f)	90	26
Class M6, 0.7534% 3/25/37 (b)(f)	128	29
Series 2007-2A:
Class B1, 1.8534% 7/25/37 (b)(f)	103	13
Class B2, 2.5034% 7/25/37 (b)(f)	87	10
Class B3, 3.6034% 7/25/37 (b)(f)	99	10
Class M4, 0.9034% 7/25/37 (b)(f)	127	23
Class M5, 1.0034% 7/25/37 (b)(f)	115	18
Class M6, 1.2534% 7/25/37 (b)(f)	143	21
Series 2007-3:
Class B1, 1.2034% 7/25/37 (b)(f)	86	19
Class B2, 1.8534% 7/25/37 (b)(f)	225	39
Class B3, 4.2534% 7/25/37 (b)(f)	116	18
Class M1, 0.5634% 7/25/37 (b)(f)	76	35
Class M2, 0.5934% 7/25/37 (b)(f)	79	28
Class M3, 0.6234% 7/25/37 (b)(f)	129	42
Class M4, 0.7534% 7/25/37 (b)(f)	205	61
Class M5, 0.8534% 7/25/37 (b)(f)	102	29
Class M6, 1.0534% 7/25/37 (b)(f)	79	18
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (b)(f)	126	9
Class B2, 3.7034% 9/25/37 (b)(f)	467	28
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1162% 5/15/35 (b)(f)(g)	20,568	473
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,257
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,163
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8828% 7/10/38 (f)	$ 1,362	$ 1,381
GS Mortgage Securities Corp. II:
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	568
Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,527
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,282
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	253
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (b)(f)(g)	53,681	155
Series 2007-C1 Class XCP, 0.477% 2/15/40 (f)(g)	13,352	140
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	179
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	1,112	1,144
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,295)		28,326
Cash Equivalents - 9.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $84,928)	84,929	84,928
TOTAL INVESTMENT PORTFOLIO - 137.0% (Cost $1,281,404)		1,291,204
NET OTHER ASSETS (LIABILITIES) - (37.0)%		(348,943)
NET ASSETS - 100%		942,261
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
20 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2011	$ 4,388	$ (2)

The face value of futures sold as a percentage of net assets is 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (10)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(89)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(466)
		$ 23,900	$ (565)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,675,000 or 5.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $57,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At period end, the value of securities pledged amounted to $994,000.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$84,928,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 7,415
Barclays Capital, Inc.	14,778
J.P. Morgan Securities, Inc.	4,536
Merrill Lynch Government Securities, Inc.	8,185
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,091
Mizuho Securities USA, Inc.	40,923
$ 84,928
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 970,761	$ -	$ 970,761	$ -
Asset-Backed Securities	57,104	-	55,112	1,992
Collateralized Mortgage Obligations	150,085	-	149,934	151
Commercial Mortgage Securities	28,326	-	27,129	1,197
Cash Equivalents	84,928	-	84,928	-
Total Investments in Securities:	$ 1,291,204	$ -	$ 1,287,864	$ 3,340
Derivative Instruments:
Liabilities
Futures Contracts	$ (2)	$ (2)	$ -	$ -
Swap Agreements	(565)	-	(565)	-
Total Liabilities	$ (567)	$ (2)	$ (565)	$ -
Total Derivative Instruments:	$ (567)	$ (2)	$ (565)	$ -
Other Financial Instruments:
Forward Commitments	$ (613)	$	$ (613)	$
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	38
Total Unrealized Gain (Loss)	501
Cost of Purchases	179
Proceeds of Sales	(6,498)
Amortization/Accretion	(113)
Transfers in to Level 3	355
Transfers out of Level 3	(4,141)
Ending Balance	$ 3,340
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 253

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,281,407,000. Net unrealized appreciation aggregated $9,797,000, of which $30,132,000 related to appreciated investment securities and $20,335,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

November 30, 2010

1.813258.106

MOR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 65.5%
2.577% 6/1/36 (f)	$ 59	$ 61
2.582% 3/1/35 (f)	55	57
2.592% 10/1/33 (f)	91	95
2.735% 1/1/35 (f)	425	444
2.744% 11/1/36 (f)	1,739	1,812
2.747% 9/1/34 (f)	622	646
2.775% 8/1/35 (f)	551	578
2.788% 11/1/36 (f)	81	85
2.829% 9/1/36 (f)	257	268
2.859% 9/1/35 (f)	670	705
3% 12/1/25 (c)	15,000	14,973
3.009% 7/1/35 (f)	122	129
3.177% 10/1/37 (f)	39	41
3.359% 1/1/40 (f)	2,632	2,741
3.5% 12/1/25 (c)(d)	9,000	9,200
3.5% 12/1/25 (c)(d)	8,000	8,177
3.5% 12/1/40 (c)(d)	30,000	29,461
4% 4/1/24 to 10/1/40 (c)	22,838	23,507
4% 12/1/25 (c)	6,500	6,756
4% 12/1/25 (c)(d)	15,000	15,592
4% 12/1/25 (c)	20,000	20,789
4% 11/1/40 (c)(d)	1,000	1,016
4% 12/1/40 (c)(d)	12,000	12,176
4.5% 1/1/25 to 11/1/40	47,423	49,588
4.5% 12/1/40 (c)(d)	17,500	18,203
4.5% 12/1/40 (c)	23,000	23,925
4.5% 12/1/40 (c)	32,000	33,286
4.981% 7/1/35 (f)	21	23
5% 9/1/16 to 9/1/40	55,034	58,653
5% 12/1/40 (c)	25,300	26,808
5% 12/1/40 (c)	5,000	5,298
5.08% 7/1/35 (f)	112	120
5.126% 6/1/36 (f)	1,142	1,206
5.375% 10/1/36 (f)	172	182
5.5% 2/1/18 to 5/1/38	86,698	93,541
5.5% 12/1/40 (c)(d)	8,000	8,595
5.5% 12/1/40 (c)	8,000	8,595
5.5% 12/1/40 (c)	19,500	20,950
5.766% 5/1/36 (f)	181	188
5.792% 3/1/36 (f)	718	761
5.937% 9/1/36 (f)	403	431
5.957% 4/1/36 (f)	238	245
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/17 to 9/1/38 (c)	$ 38,372	$ 42,152
6% 12/1/40 (c)	7,000	7,615
6% 12/1/40 (c)(d)	13,000	14,143
6% 12/1/40 (c)	12,000	13,055
6% 1/1/41 (c)	12,000	13,032
6.029% 9/1/36 (f)	475	509
6.11% 8/1/46 (f)	156	167
6.235% 9/1/36 (f)	105	111
6.24% 9/1/37 (f)	22	23
6.301% 5/1/36 (f)	425	441
6.473% 4/1/37 (f)	256	270
6.499% 12/1/36 (f)	199	213
6.5% 5/1/12 to 5/1/38	17,181	19,220
6.555% 12/1/36 (f)	285	305
6.737% 5/1/37 (f)	12	13
6.824% 9/1/37 (f)	91	95
7% 12/1/15 to 5/1/30	2,894	3,228
7.431% 9/1/37 (f)	77	82
7.5% 8/1/22 to 9/1/32	1,613	1,821
8% 12/1/29 to 3/1/37	103	117
8.5% 1/1/16 to 7/1/31	193	221
9% 2/1/13 to 10/1/30	452	528
9.5% 7/1/16 to 8/1/22	53	60
12.5% 8/1/15 to 3/1/16	13	15
12.75% 2/1/15	3	3
13.5% 9/1/14	2	3
		617,349
Freddie Mac - 18.8%
1.886% 5/1/37 (f)	196	202
1.9% 3/1/37 (f)	1,026	1,065
2.019% 3/1/35 (f)	309	318
2.535% 6/1/37 (f)	510	537
2.606% 5/1/34 (f)	20	21
2.611% 12/1/33 (f)	816	854
2.665% 6/1/35 (f)	203	213
2.824% 11/1/35 (f)	676	707
2.885% 6/1/33 (f)	1,339	1,415
3.152% 4/1/37 (f)	201	209
4.361% 10/1/35 (f)	82	87
4.5% 7/1/25 to 10/1/40	8,435	8,841
5% 7/1/33 to 9/1/40	47,948	50,959
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 12/1/40 (c)	$ 1,000	$ 1,056
5.138% 4/1/35 (f)	78	82
5.5% 10/1/17 to 10/1/39 (k)	54,099	58,178
6% 4/1/14 to 6/1/39	15,299	16,802
6.01% 6/1/37 (f)	65	68
6.011% 4/1/37 (f)	81	85
6.048% 10/1/36 (f)	74	79
6.057% 3/1/36 (f)	882	933
6.099% 6/1/37 (f)	1,297	1,367
6.194% 7/1/36 (f)	204	214
6.29% 8/1/37 (f)	358	377
6.411% 12/1/36 (f)	871	933
6.5% 4/1/11 to 8/1/38	17,420	19,334
6.604% 6/1/37 (f)	165	174
7% 6/1/21 to 9/1/36	4,281	4,801
7.03% 6/1/36 (f)	32	34
7.07% 2/1/37 (f)	56	60
7.22% 4/1/37 (f)	9	9
7.5% 8/1/11 to 7/1/34	6,078	6,823
8% 11/1/16 to 1/1/37	160	181
8.5% 6/1/16 to 9/1/20	17	19
9% 9/1/16 to 5/1/21	116	130
10% 7/1/11 to 5/1/19	22	26
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	8	9
13% 12/1/13 to 6/1/15	20	23
		177,226
Ginnie Mae - 18.7%
4% 9/15/25 to 3/15/40	5,493	5,792
4% 12/1/40 (c)	27,000	27,683
4% 12/1/40 (c)	5,600	5,742
4% 12/1/40 (c)	5,000	5,127
4.5% 3/15/39 to 9/20/40	79,898	84,406
5% 9/20/33 to 6/15/40	21,146	22,888
5.265% 7/20/60 (j)	4,746	5,199
5.5% 10/15/33 to 9/15/39	7,022	7,671
6% 1/15/36	4,533	5,044
6.5% 2/15/32 to 7/15/36	1,962	2,222
7% 2/15/24 to 4/20/32	2,250	2,540
7.5% 9/15/16 to 4/15/32	823	931
8% 6/15/21 to 12/15/25	343	390
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
8.5% 8/15/16 to 10/15/28	$ 439	$ 500
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	43	49
		176,186
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $953,977)		970,761
Asset-Backed Securities - 6.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5034% 11/25/35 (f)	5,724	5,611
Ally Master Owner Trust Series 2010-1 Class A, 2.0034% 1/15/15 (b)(f)	7,000	7,132
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (f)	54	53
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	5,000	5,166
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (f)	1,753	1,701
Series 2007-4 Class A1A, 0.3763% 9/25/37 (f)	1,600	1,499
Series 2007-5 Class 2A1, 0.3534% 9/25/47 (f)	924	870
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9584% 7/25/35 (f)	4,673	4,525
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	737
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	366
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.5034% 6/15/13 (f)	1,960	1,953
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	91	19
Series 2004-AR2 Class B1, 2.1534% 8/25/34 (f)	796	70
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3034% 3/25/37 (f)	11	11
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (f)	59	59
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6334% 8/25/35 (f)	2,492	2,436
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,454	282
Series 2006-1 Class AIO, 5.5% 4/25/11 (g)	1,346	25
Series 2006-2 Class AIO, 6% 8/25/11 (g)	620	22
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	3,300	206
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	$ 6,585	$ 447
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	9,200	819
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	6,620	652
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (f)	4,208	4,085
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (f)	123	120
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7034% 3/25/36 (f)	1,059	1,057
Rental Car Finance Corp. Series 2006-1A Class A, 0.4334% 5/25/12 (AMBAC Insured) (b)(f)	7,500	7,446
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	335	311
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (f)	61	60
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	5,000	4,999
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (f)	500	16
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (f)	146	66
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (f)	54	53
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6834% 5/25/35 (f)	1,995	682
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (f)	3,333	2,771
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $63,969)		57,104
Collateralized Mortgage Obligations - 15.9%

Private Sponsor - 7.4%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.2665% 2/25/44 (f)	704	692
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,932	1,978
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0946% 5/20/36 (f)	$ 504	$ 514
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (f)	1,204	1,073
Series 2004-A Class 2A2, 3.516% 2/25/34 (f)	880	777
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,051	4,139
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 4.0872% 11/25/36 (f)	169	102
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	7,121	7,227
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.4256% 1/28/32 (b)(f)	198	151
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	748	748
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (f)	1,228	1,165
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7591% 10/18/54 (b)(f)	770	755
Series 2007-1A Class A2, 0.3691% 10/18/54 (b)(f)	367	366
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7544% 11/20/56 (b)(f)	1,675	1,608
Series 2007-1A Class 3A1, 0.3644% 11/20/56 (b)(f)	4,456	4,379
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (b)(f)	2,520	2,504
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (f)	700	360
Series 2006-2:
Class A4, 0.2934% 12/20/54 (f)	101	94
Class C1, 0.7234% 12/20/54 (f)	155	84
Series 2006-4 Class A4, 0.3034% 12/20/54 (f)	352	326
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (f)	940	512
Class 2C1, 1.2134% 12/20/54 (f)	500	273
Series 2007-2:
Class 2A1, 0.2934% 12/17/54 (f)	252	234
Class 2C1, 0.6834% 12/17/54 (f)	1,355	698
Series 2007-2 Class 3A1, 0.3434% 12/17/54 (f)	5,603	5,211
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1891% 1/20/44 (f)	661	552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (f)	$ 691	$ 599
Holmes Master Issuer PLC floater:
Series 2007-1 Class 3A1, 0.3691% 7/15/40 (f)	1,850	1,841
Series 2007-2A Class 3A1, 0.3691% 7/15/21 (f)	2,120	2,103
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4934% 4/25/36 (f)	2,279	1,274
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (f)	735	462
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (f)	3,429	2,328
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5063% 6/17/13 (b)(f)	5,000	4,991
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (f)	2,330	2,292
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	474	489
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (f)	649	640
Series 2003-20 Class 1A1, 5.5% 7/25/33	620	634
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (f)	3,188	3,157
Series 2006-5 Class A1, 0.3734% 10/25/46 (f)	5,128	5,059
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 4.9712% 12/25/35 (f)	2,065	1,587
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7879% 11/25/34 (f)	3,773	3,635
Series 2005-AR2 Class 1A2, 2.8589% 3/25/35 (f)	476	281
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (f)	189	171
Series 2006-AR8 Class 3A1, 5.2198% 4/25/36 (f)	1,852	1,683
TOTAL PRIVATE SPONSOR		69,748
U.S. Government Agency - 8.5%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	2,307	2,477
Class PZ, 6% 2/25/24	2,984	3,548
Series 1993-165 Class SH, 19.0043% 9/25/23 (f)(i)	109	143
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	942	69
Series 2009-16 Class SA, 5.9966% 3/25/24 (f)(g)(i)	2,875	309
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	4,913	865
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (g)	$ 2,107	$ 218
Class HI, 4.5% 10/25/18 (g)	1,425	127
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,055	370
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,299	355
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,291	2,029
Series 339 Class 29, 5.5% 7/1/18 (g)	1,085	126
Series 348 Class 14, 6.5% 8/1/34 (g)	580	120
Series 351:
Class 12, 5.5% 4/1/34 (g)	451	82
Class 13, 6% 3/1/34 (g)	547	102
Series 359, Class 19 6% 7/1/35 (g)	530	97
Series 384 Class 6, 5% 7/25/37 (g)	2,614	309
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.6534% 4/25/37 (f)	1,944	1,946
Series 2007-57 Class FA, 0.4834% 6/25/37 (f)	6,976	6,927
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	3,328	3,670
Series 1999-32 Class PL, 6% 7/25/29	2,431	2,682
Series 1999-33 Class PK, 6% 7/25/29	1,582	1,744
Series 2001-52 Class YZ, 6.5% 10/25/31	152	171
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,248
Series 2005-73 Class SA, 16.8911% 8/25/35 (f)(i)	611	725
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,275
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,807	3,094
Series 2001-31 Class ZC, 6.5% 7/25/31	926	1,034
Series 2002-16 Class ZD, 6.5% 4/25/32	436	489
Series 2002-79 Class Z, 5.5% 11/25/22	1,579	1,715
Series 2003-80 Class CG, 6% 4/25/30	343	352
Series 2003-21 Class SK, 7.8466% 3/25/33 (f)(g)(i)	465	83
Series 2003-3 Class HS, 7.3966% 9/25/16 (f)(g)(i)	5	0*
Series 2003-35:
Class BS, 6.7466% 4/25/17 (f)(g)(i)	184	7
Class TQ, 7.2466% 5/25/18 (f)(g)(i)	429	58
Series 2003-42 Class SJ, 6.7966% 11/25/22 (f)(g)(i)	466	40
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,381	75
Series 2005-104 Class NI, 6.4466% 3/25/35 (f)(g)(i)	4,749	730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2006-4 Class IT, 6% 10/25/35 (g)	$ 159	$ 10
Series 2007-36:
Class GO, 0% 4/25/37 (h)	311	279
Class SG, 6.3466% 4/25/37 (f)(g)(i)	4,037	559
Series 2007-57 Class SA, 39.0994% 6/25/37 (f)(i)	2,088	3,766
Series 2007-66:
Class FB, 0.6534% 7/25/37 (f)	3,148	3,157
Class SB, 38.0794% 7/25/37 (f)(i)	580	1,012
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,347	246
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,458	163
Series 2010-12 Class AI, 5% 12/25/18 (g)	4,266	436
Series 2010-96 Class DI, 4% 5/25/23 (g)	2,573	161
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	50	46
Class GY, 0% 5/15/37 (f)	85	72
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,953	3,257
Series 2104 Class PG, 6% 12/15/28	925	1,021
Series 2162 Class PH, 6% 6/15/29	308	342
Series 70 Class C, 9% 9/15/20	69	78
sequential payer Series 2114 Class ZM, 6% 1/15/29	427	473
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,025	1,147
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (f)	60	60
Series 3222 Class HF, 0% 9/15/36 (f)	168	162
Series 3300 Class FA, 0.5534% 8/15/35 (f)	2,497	2,485
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,222	1,349
Series 2154 Class PT, 6% 5/15/29	1,756	1,938
Series 2520 Class BE, 6% 11/15/32	1,763	1,918
Series 2585 Class KS, 7.3466% 3/15/23 (f)(g)(i)	244	39
Series 2590 Class YR, 5.5% 9/15/32 (g)	89	8
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,830
Series 2810 Class PD, 6% 6/15/33	2,241	2,378
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,239
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 1,365	$ 1,516
Series 2274 Class ZM, 6.5% 1/15/31	501	552
Series 2281 Class ZB, 6% 3/15/30	553	612
Series 2502 Class ZC, 6% 9/15/32	1,563	1,719
Series 2564 Class ES, 7.3466% 2/15/22 (f)(g)(i)	137	3
Series 2575 Class ID, 5.5% 8/15/22 (g)	52	3
Series 2817 Class SD, 6.7966% 7/15/30 (f)(g)(i)	621	47
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,058	163
Series 1658 Class GZ, 7% 1/15/24	1,464	1,635
Series 2587 Class IM, 6.5% 3/15/33 (g)	820	157
Series 2844:
Class SC, 45.1526% 8/15/24 (f)(i)	59	115
Class SD, 83.1553% 8/15/24 (f)(i)	87	244
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,260	1,395
Series 2004-32 Class GS, 6.2466% 5/16/34 (f)(g)(i)	922	134
TOTAL U.S. GOVERNMENT AGENCY		80,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,235)		150,085
Commercial Mortgage Securities - 3.0%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1847% 2/14/43 (f)	4,300	4,604
Class PS1, 1.3859% 2/14/43 (f)(g)	10,513	279
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	724
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (b)(f)	219	46
Class B2, 1.6034% 10/25/36 (b)(f)	143	24
Class B3, 2.8534% 10/25/36 (b)(f)	256	36
Class M4, 0.6834% 10/25/36 (b)(f)	219	88
Class M5, 0.7334% 10/25/36 (b)(f)	278	97
Class M6, 0.8134% 10/25/36 (b)(f)	540	151
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 0.9534% 12/25/36 (b)(f)	$ 85	$ 21
Class B2, 1.5034% 12/25/36 (b)(f)	82	18
Class B3, 2.7034% 12/25/36 (b)(f)	151	32
Series 2007-1:
Class B1, 0.9234% 3/25/37 (b)(f)	128	24
Class B2, 1.4034% 3/25/37 (b)(f)	94	17
Class B3, 3.6034% 3/25/37 (b)(f)	267	37
Class M1, 0.5234% 3/25/37 (b)(f)	107	54
Class M2, 0.5434% 3/25/37 (b)(f)	83	33
Class M3, 0.5734% 3/25/37 (b)(f)	73	25
Class M4, 0.6234% 3/25/37 (b)(f)	55	18
Class M5, 0.6734% 3/25/37 (b)(f)	90	26
Class M6, 0.7534% 3/25/37 (b)(f)	128	29
Series 2007-2A:
Class B1, 1.8534% 7/25/37 (b)(f)	103	13
Class B2, 2.5034% 7/25/37 (b)(f)	87	10
Class B3, 3.6034% 7/25/37 (b)(f)	99	10
Class M4, 0.9034% 7/25/37 (b)(f)	127	23
Class M5, 1.0034% 7/25/37 (b)(f)	115	18
Class M6, 1.2534% 7/25/37 (b)(f)	143	21
Series 2007-3:
Class B1, 1.2034% 7/25/37 (b)(f)	86	19
Class B2, 1.8534% 7/25/37 (b)(f)	225	39
Class B3, 4.2534% 7/25/37 (b)(f)	116	18
Class M1, 0.5634% 7/25/37 (b)(f)	76	35
Class M2, 0.5934% 7/25/37 (b)(f)	79	28
Class M3, 0.6234% 7/25/37 (b)(f)	129	42
Class M4, 0.7534% 7/25/37 (b)(f)	205	61
Class M5, 0.8534% 7/25/37 (b)(f)	102	29
Class M6, 1.0534% 7/25/37 (b)(f)	79	18
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (b)(f)	126	9
Class B2, 3.7034% 9/25/37 (b)(f)	467	28
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1162% 5/15/35 (b)(f)(g)	20,568	473
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,257
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,163
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8828% 7/10/38 (f)	$ 1,362	$ 1,381
GS Mortgage Securities Corp. II:
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	568
Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,527
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,282
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	253
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (b)(f)(g)	53,681	155
Series 2007-C1 Class XCP, 0.477% 2/15/40 (f)(g)	13,352	140
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	179
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	1,112	1,144
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,295)		28,326
Cash Equivalents - 9.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $84,928)	84,929	84,928
TOTAL INVESTMENT PORTFOLIO - 137.0% (Cost $1,281,404)		1,291,204
NET OTHER ASSETS (LIABILITIES) - (37.0)%		(348,943)
NET ASSETS - 100%		942,261
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
20 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2011	$ 4,388	$ (2)

The face value of futures sold as a percentage of net assets is 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (10)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(89)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(466)
		$ 23,900	$ (565)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,675,000 or 5.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $57,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At period end, the value of securities pledged amounted to $994,000.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$84,928,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 7,415
Barclays Capital, Inc.	14,778
J.P. Morgan Securities, Inc.	4,536
Merrill Lynch Government Securities, Inc.	8,185
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,091
Mizuho Securities USA, Inc.	40,923
$ 84,928
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 970,761	$ -	$ 970,761	$ -
Asset-Backed Securities	57,104	-	55,112	1,992
Collateralized Mortgage Obligations	150,085	-	149,934	151
Commercial Mortgage Securities	28,326	-	27,129	1,197
Cash Equivalents	84,928	-	84,928	-
Total Investments in Securities:	$ 1,291,204	$ -	$ 1,287,864	$ 3,340
Derivative Instruments:
Liabilities
Futures Contracts	$ (2)	$ (2)	$ -	$ -
Swap Agreements	(565)	-	(565)	-
Total Liabilities	$ (567)	$ (2)	$ (565)	$ -
Total Derivative Instruments:	$ (567)	$ (2)	$ (565)	$ -
Other Financial Instruments:
Forward Commitments	$ (613)	$	$ (613)	$
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	38
Total Unrealized Gain (Loss)	501
Cost of Purchases	179
Proceeds of Sales	(6,498)
Amortization/Accretion	(113)
Transfers in to Level 3	355
Transfers out of Level 3	(4,141)
Ending Balance	$ 3,340
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 253

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,281,407,000. Net unrealized appreciation aggregated $9,797,000, of which $30,132,000 related to appreciated investment securities and $20,335,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

1.813055.106

SFI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,076,000	$ 3,190,815
6.5% 11/15/13	1,149,000	1,312,420
		4,503,235
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,019,848
Household Durables - 0.4%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,255,134
5.125% 1/15/11	1,733,000	1,740,889
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,283,996
		4,280,019
Media - 1.3%
Comcast Cable Communications, Inc. 6.75% 1/30/11	3,945,000	3,982,706
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,788,949
NBC Universal, Inc. 3.65% 4/30/15 (d)	1,310,000	1,371,375
News America, Inc. 5.3% 12/15/14	2,007,000	2,255,063
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,707,349
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,983,428
		16,088,870
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,348,272
7.75% 4/1/11	1,510,000	1,543,487
		2,891,759
TOTAL CONSUMER DISCRETIONARY		28,783,731
CONSUMER STAPLES - 1.4%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	2,054,000	2,109,592
7.2% 1/15/14 (d)	2,150,000	2,501,667
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,264,739
Diageo Capital PLC 5.2% 1/30/13	510,000	555,496
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,984,343
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,394,424
		9,810,261
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 1,607,000	$ 1,633,372
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	538,881
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,665,617
5.625% 11/1/11	1,200,000	1,251,521
		4,456,019
Tobacco - 0.1%
Altria Group, Inc. 8.5% 11/10/13	1,000,000	1,191,725
TOTAL CONSUMER STAPLES		17,091,377
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,298,511
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,206,444	1,213,249
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,993,189
Gazstream SA 5.625% 7/22/13 (d)	1,023,242	1,048,823
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,507,768
Plains All American Pipeline LP 7.75% 10/15/12	411,000	453,474
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,881,032
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	739,182
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,077,659
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,641,274
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,944,871
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,736,901
		19,535,933
FINANCIALS - 14.0%
Capital Markets - 2.0%
Bear Stearns Companies, Inc. 6.95% 8/10/12	1,850,000	2,027,295
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,406,511
4.75% 7/15/13	930,000	992,568
5.25% 10/15/13	867,000	939,174
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	965,000	974,660
JPMorgan Chase & Co.:
0.9375% 2/26/13 (g)	2,500,000	2,507,308
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.: - continued
1.65% 9/30/13	$ 1,220,000	$ 1,221,440
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,011,082
Morgan Stanley:
2.7856% 5/14/13 (g)	650,000	670,688
6% 5/13/14	3,780,000	4,120,737
Northern Trust Corp. 4.625% 5/1/14	283,000	310,398
Royal Bank of Scotland PLC 3.4% 8/23/13	1,200,000	1,220,100
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,240,203
UBS AG Stamford Branch 2.25% 8/12/13	2,710,000	2,748,151
		24,390,315
Commercial Banks - 5.1%
Bank of Montreal 2.125% 6/28/13	2,670,000	2,744,215
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	3,170,000	3,256,785
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,134,652
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,105,044
Credit Agricole SA 0.4728% 6/7/11 (d)(g)	1,800,000	1,793,124
Credit Suisse New York Branch 5% 5/15/13	3,600,000	3,892,633
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (d)(g)	147,614	142,817
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,571,024
Marshall & Ilsley Bank 6.375% 9/1/11	1,357,000	1,356,859
National Australia Bank Ltd. 2.35% 11/16/12 (d)	3,193,000	3,253,638
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,833,215
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,755,648
3.625% 2/8/15	1,445,000	1,504,329
Rabobank Nederland NV 2.65% 8/17/12 (d)	5,583,000	5,741,138
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,215,500
Royal Bank of Canada 1.125% 1/15/14	2,885,000	2,879,622
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,105,863
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,332,732
Sovereign Bank 1.9969% 8/1/13 (g)	258,583	256,066
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,403,262
U.S. Bancorp:
1.375% 9/13/13	1,230,000	1,235,215
4.2% 5/15/14	1,770,000	1,917,243
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,259,657
4.375% 1/31/13	3,806,000	4,047,407
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
5.25% 10/23/12	$ 646,000	$ 694,565
Westpac Banking Corp.:
0.8397% 4/8/13 (d)(g)	1,300,000	1,303,020
2.1% 8/2/13	581,000	591,502
2.25% 11/19/12	1,889,000	1,936,189
		62,262,964
Consumer Finance - 2.1%
American Honda Finance Corp. 2.375% 3/18/13 (d)	550,000	561,495
Capital One Financial Corp.:
5.7% 9/15/11	1,050,000	1,087,299
7.375% 5/23/14	2,500,000	2,885,933
Caterpillar Financial Services Corp.:
2% 4/5/13	979,000	1,001,113
2.75% 6/24/15	701,000	726,720
General Electric Capital Corp.:
1.875% 9/16/13	2,278,000	2,287,716
2.25% 11/9/15	1,650,000	1,598,348
3.5% 8/13/12	10,919,000	11,331,553
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,272,058
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,190,757
		24,942,992
Diversified Financial Services - 2.8%
Bank of America Corp. 5.375% 8/15/11	1,650,000	1,700,219
BB&T Corp. 3.375% 9/25/13	1,200,000	1,261,094
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,030,000	2,074,016
BP Capital Markets PLC 3.125% 3/10/12	1,831,000	1,872,639
Citigroup, Inc.:
2.2856% 8/13/13 (g)	1,043,000	1,056,629
5.125% 5/5/14	628,000	672,565
6.375% 8/12/14	2,900,000	3,211,788
6.5% 8/19/13	2,803,000	3,091,361
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,350,328
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,621,622	1,589,189
JPMorgan Chase & Co. 3.4% 6/24/15	2,005,000	2,048,729
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	831,326
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,226,972
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund: - continued
5.25% 10/16/12 (d)	$ 2,280,000	$ 2,458,962
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	255,825
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,280,271
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,926,266
Volkswagen International Finance NV 1.625% 8/12/13 (d)	1,089,000	1,093,833
Whirlpool Corp. 8% 5/1/12	1,220,000	1,322,907
		34,324,919
Insurance - 0.8%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,622,513
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,156,861
2.5% 9/29/15 (d)	1,000,000	992,947
2.875% 9/17/12 (d)	2,254,000	2,316,463
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,923,800
		10,012,584
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,925,000	2,928,542
Duke Realty LP 5.625% 8/15/11	1,010,000	1,033,158
Liberty Property LP 6.375% 8/15/12	1,358,000	1,455,030
Simon Property Group LP:
4.2% 2/1/15	484,000	516,509
5.3% 5/30/13	1,511,000	1,659,116
		7,592,355
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 3.7% 9/1/15	960,000	947,377
Countrywide Financial Corp. 5.8% 6/7/12	3,693,000	3,881,454
U.S. Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,852,247
		6,681,078
TOTAL FINANCIALS		170,207,207
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,890,178
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Wyeth 5.5% 2/1/14	$ 703,000	$ 793,223
TOTAL HEALTH CARE		2,683,401
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,500,000	1,650,653
6.4% 12/15/11 (d)	1,320,000	1,378,744
		3,029,397
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	7,122	7,238
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,111,459
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,351,797
5.45% 10/15/12	610,000	660,531
		2,012,328
TOTAL INDUSTRIALS		8,160,422
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	1,639,000	1,732,405
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,142,984
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,430,482
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	815,551
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	763,659
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,729,126
		5,738,818
TOTAL MATERIALS		10,881,802
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	$ 750,000	$ 862,244
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,505,965
6.7% 11/15/13	470,000	540,175
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,057,564
France Telecom SA 4.375% 7/8/14	1,491,000	1,620,546
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,090,583
Telecom Italia Capital SA:
0.7669% 2/1/11 (g)	766,000	765,277
6.175% 6/18/14	3,100,000	3,356,076
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,313,408
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,539,174
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,840,804
		22,491,816
Wireless Telecommunication Services - 0.9%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,698,191
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,582,906
5.25% 2/1/12	1,252,000	1,317,584
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,466,004
		11,064,685
TOTAL TELECOMMUNICATION SERVICES		33,556,501
UTILITIES - 1.5%
Electric Utilities - 1.1%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,038,746
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,008,510
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,138,894
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	363,746
LG&E and KU Energy LLC 2.125% 11/15/15 (d)	831,000	815,961
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,833,793
Progress Energy, Inc.:
6.05% 3/15/14	815,000	916,978
7.1% 3/1/11	2,181,000	2,215,870
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Southern Co.:
0.6891% 10/21/11 (g)	$ 1,173,000	$ 1,176,803
4.15% 5/15/14	412,000	441,441
		12,950,742
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,319,998
Multi-Utilities - 0.2%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,336,000	1,292,580
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,649,158
		2,941,738
TOTAL UTILITIES		18,212,478
TOTAL NONCONVERTIBLE BONDS (Cost $300,952,880)		310,845,257
U.S. Government and Government Agency Obligations - 48.1%

U.S. Government Agency Obligations - 9.7%
Fannie Mae:
0.375% 12/28/12	7,640,000	7,600,448
0.5% 10/30/12	13,042,000	13,020,924
1% 9/23/13	13,393,000	13,440,974
2.5% 5/15/14	18,754,000	19,638,701
2.75% 3/13/14	8,200,000	8,660,635
4.625% 10/15/13	10,789,000	11,932,407
4.75% 11/19/12	3,826,000	4,136,365
Federal Home Loan Bank:
0.875% 12/27/13	2,265,000	2,262,035
1.125% 5/18/12	5,060,000	5,104,154
1.625% 11/21/12	3,320,000	3,385,577
Freddie Mac:
0.375% 11/30/12	2,158,000	2,147,503
1.125% 7/27/12	9,687,000	9,780,538
1.75% 6/15/12	3,121,000	3,178,916
2.5% 1/7/14	1,000,000	1,048,408
2.5% 4/23/14	1,200,000	1,260,029
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.125% 12/21/12	$ 480,000	$ 513,834
4.5% 1/15/14	10,379,000	11,521,562
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		118,633,010
U.S. Treasury Obligations - 34.9%
U.S. Treasury Notes:
0.375% 9/30/12	7,785,000	7,775,572
0.5% 11/15/13	136,049,000	135,230,510
0.75% 5/31/12	42,050,000	42,281,696
0.875% 1/31/12	37,329,000	37,560,850
1% 4/30/12	48,909,000	49,352,116
1.375% 2/15/13	26,139,000	26,622,990
1.75% 4/15/13	79,377,000	81,609,875
1.75% 3/31/14	2,770,000	2,852,236
1.75% 7/31/15	2,553,000	2,599,286
1.875% 4/30/14	23,920,000	24,731,032
2.375% 9/30/14	3,667,000	3,851,784
2.375% 10/31/14	9,988,000	10,490,516
TOTAL U.S. TREASURY OBLIGATIONS		424,958,463
Other Government Related - 3.5%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,233,580
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,057,581
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	997,129
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,489,713
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,916,520
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,971,453
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,578,164
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,798,631
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,564,342
3% 12/9/11 (FDIC Guaranteed) (e)	5,407,000	5,549,523
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	510,533
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	478,196
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	$ 560,000	$ 575,509
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,830,178
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,744,143
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,901,370
TOTAL OTHER GOVERNMENT RELATED		42,196,565
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $580,632,948)		585,788,038
U.S. Government Agency - Mortgage Securities - 5.7%

Fannie Mae - 4.2%
1.935% 10/1/33 (g)	72,614	74,892
1.952% 10/1/33 (g)	668,881	685,673
2.103% 3/1/35 (g)	53,158	54,998
2.397% 5/1/33 (g)	17,246	17,987
2.484% 10/1/35 (g)	101,493	104,775
2.582% 3/1/35 (g)	32,937	34,231
2.586% 5/1/35 (g)	710,326	743,849
2.592% 10/1/33 (g)	106,123	111,382
2.597% 2/1/39 (g)	2,348,531	2,424,445
2.62% 7/1/35 (g)	699,697	733,312
2.635% 5/1/35 (g)	1,440,560	1,510,426
2.673% 7/1/35 (g)	2,320,083	2,431,721
2.685% 12/1/33 (g)	419,882	440,008
2.69% 12/1/34 (g)	424,570	445,550
2.744% 11/1/36 (g)	126,998	132,359
2.747% 9/1/34 (g)	64,802	67,316
2.766% 3/1/37 (g)	1,145,132	1,201,301
2.775% 8/1/35 (g)	478,713	502,388
2.788% 11/1/36 (g)	791,604	833,553
2.803% 10/1/35 (g)	863,646	904,207
2.805% 2/1/35 (g)	802,924	837,890
2.839% 11/1/34 (g)	382,258	400,052
2.882% 2/1/36 (g)	181,893	190,621
2.957% 11/1/36 (g)	403,433	425,291
3.009% 7/1/35 (g)	272,988	286,902
3.042% 4/1/35 (g)	260,360	274,698
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.177% 10/1/37 (g)	$ 866,224	$ 911,159
3.195% 1/1/40 (g)	1,201,917	1,248,251
3.287% 10/1/35 (g)	201,026	211,747
3.5% 12/1/25	12,320,000	12,608,553
3.552% 12/1/39 (g)	336,004	351,343
3.603% 3/1/40 (g)	1,367,790	1,432,971
3.768% 10/1/39 (g)	1,482,930	1,554,431
4.5% 8/1/18 to 7/1/20	8,740,897	9,280,422
5.5% 11/1/16 to 6/1/19	4,447,098	4,835,896
6.5% 6/1/11 to 3/1/35	2,595,122	2,841,315
7% 1/1/16 to 11/1/18	102,078	110,205
7.5% 5/1/12 to 10/1/14	30,004	32,332
TOTAL FANNIE MAE		51,288,452
Freddie Mac - 1.4%
2.053% 12/1/35 (g)	581,879	603,641
2.405% 7/1/36 (g)	455,967	477,224
2.519% 4/1/35 (g)	848,779	881,479
2.611% 9/1/35 (g)	478,373	503,211
2.621% 4/1/35 (g)	2,856,310	2,977,006
2.624% 1/1/35 (g)	153,294	160,533
2.662% 4/1/35 (g)	375,534	394,940
2.665% 6/1/35 (g)	126,607	133,040
2.854% 6/1/35 (g)	246,388	259,620
2.864% 1/1/36 (g)	371,215	391,160
2.904% 11/1/35 (g)	438,089	460,456
2.983% 1/1/35 (g)	89,982	94,776
3.087% 8/1/34 (g)	183,550	192,126
3.337% 6/1/37 (g)	448,109	469,337
3.499% 8/1/36 (g)	285,069	298,130
3.523% 12/1/39 (g)	1,009,174	1,050,014
3.546% 4/1/40 (g)	904,975	943,563
3.591% 4/1/40 (g)	808,169	844,642
4.5% 8/1/18 to 11/1/18	5,070,210	5,371,258
4.674% 11/1/35 (g)	616,817	643,898
8.5% 5/1/26 to 7/1/28	93,970	108,280
12% 11/1/19	3,100	3,448
TOTAL FREDDIE MAC		17,261,782
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - 0.1%
7% 1/15/25 to 6/15/32	$ 416,915	$ 469,645
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $67,283,893)		69,019,879
Asset-Backed Securities - 9.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	488,507	383,733
Series 2005-1 Class M1, 0.7234% 4/25/35 (g)	230,636	130,446
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0034% 3/25/34 (g)	8,533	8,369
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (g)	22,938	21,542
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (g)	21,600	247
Class M5, 0.6434% 4/25/36 (g)	4,138	8
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7334% 10/20/14 (g)	9,720	1,798
Series 2007-A4 Class A4, 0.2834% 4/22/13 (g)	9,819	9,812
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,064,112
Series 2010-1 Class A4, 2.3% 12/15/14	1,800,000	1,837,881
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,670,323
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0034% 1/15/15 (d)(g)	3,370,000	3,433,589
Series 2010-3 Class A, 2.88% 4/15/15 (d)	1,180,000	1,211,055
AmeriCredit Automobile Receivables Trust Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,141,043
Americredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,513,947
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8034% 4/25/34 (g)	17,242	3,486
Series 2005-R2 Class M1, 0.7034% 4/25/35 (g)	262,030	221,140
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (g)	82,560	58,891
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (g)	180,159	62,627
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(g)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,836,985	1,856,698
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust: - continued
Series 2009-1A:
Class A4, 3.52% 6/15/16 (d)	$ 1,100,000	$ 1,143,154
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	2,000,000	2,013,542
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,265,757
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	3,987,071
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	782,133	789,519
Series 2010-1 Class A3, 0.82% 4/15/13	1,560,000	1,558,239
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (g)	1,067,256	1,065,687
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (g)	229,220	217,759
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (g)	11,022	10,905
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,119,571
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	917,861	936,733
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,900,000	1,962,949
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	761,880
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,618,229
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,081,487
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (d)(g)	703,061	145,885
Class B, 1.0034% 7/20/39 (d)(g)	373,480	33,725
Class C, 1.3534% 7/20/39 (d)(g)	478,070	4,781
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (g)	144,785	13,553
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (g)	54,000	2,058
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (g)	23,652	1,420
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (g)	228,766	77,494
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (d)(g)	16,346	14,729
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,708,666
Series 2007-A17 Class A, 5.12% 10/15/14	900,000	971,151
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,352,075
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,047,801
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	$ 1,220,000	$ 1,216,250
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	867,237	868,661
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,229,223
Series 2008-A5 Class A5, 4.85% 4/22/15	1,400,000	1,520,124
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,683,905
Series 2009-A5 Class A5, 2.25% 12/23/14	4,500,000	4,607,079
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	741,350	743,755
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (g)	97,135	4,077
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5063% 3/25/32 (MGIC Investment Corp. Insured) (g)	31,876	12,884
Series 2004-2 Class 3A4, 0.5034% 7/25/34 (g)	86,799	57,189
Series 2004-3 Class M4, 1.2234% 4/25/34 (g)	20,061	7,737
Series 2004-4 Class M2, 1.0484% 6/25/34 (g)	74,616	40,631
Series 2005-3 Class MV1, 0.6734% 8/25/35 (g)	128,557	121,942
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (g)	17,358	17,114
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (d)	39,600	39,672
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8067% 5/28/35 (g)	159,655	125,619
Class AB3, 0.7503% 5/28/35 (g)	67,441	48,607
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (g)	36,914	20,417
Series 2006-2 Class M1, 0.5634% 7/25/36 (g)	1,430,000	44,357
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (g)	571,298	221,556
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5334% 10/25/35 (g)	401,306	387,137
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (d)	781,268	782,139
Series 2010-B Class A3, 0.8% 7/15/13 (d)	1,610,000	1,605,411
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,069,416
Series 2006-C Class B, 5.3% 6/15/12	750,000	768,965
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	511,748
Class C, 5.8% 2/15/13	775,000	812,573
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2008-B Class A3A, 4.28% 5/15/12	$ 1,119,322	$ 1,129,320
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,067,271
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,308,770
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,211,990
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5034% 6/15/13 (g)	1,200,000	1,195,855
Class B, 0.8034% 6/15/13 (g)	98,000	96,882
Series 2010-1 Class A, 1.9034% 12/15/14 (d)(g)	1,290,000	1,314,579
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,105,966
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,086,183	1,087,172
Class C, 5.43% 2/16/15	1,845,000	1,835,450
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2034% 11/25/34 (g)	104,293	23,440
Class M5, 1.2534% 11/25/34 (g)	66,415	9,464
Series 2005-A:
Class M3, 0.7434% 1/25/35 (g)	120,398	58,393
Class M4, 0.9334% 1/25/35 (g)	46,138	8,628
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (d)(g)	298,000	178,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	695,400	553,538
GE Business Loan Trust Series 2003-1 Class A, 0.6834% 4/15/31 (d)(g)	33,270	29,277
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,037,069
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5934% 4/20/32 (g)	39,881	39,477
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9034% 6/25/34 (g)	278,359	191,461
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (g)	115,495	6,456
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (g)	14,309	330
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (d)(g)	1,013,036	516,649
Series 2006-3:
Class B, 0.6534% 9/25/46 (d)(g)	783,117	156,623
Class C, 0.8034% 9/25/46 (d)(g)	1,943,752	291,563
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5434% 8/25/33 (g)	101,315	71,303
Series 2003-5 Class A2, 0.9534% 12/25/33 (g)	44,160	26,114
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-1 Class M2, 1.9534% 6/25/34 (g)	$ 116,191	$ 59,448
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (g)	14,665	14,520
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (g)	159,770	154,526
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (g)	9,222	9,066
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	910,239
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	520,735
Series 2010-2 Class A3, 1.35% 3/18/14	1,470,000	1,480,737
Series 2010-3 Class A3, 0.7% 5/21/13	2,450,000	2,437,773
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (g)	97,540	80,237
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (g)	157,118	61,056
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	101,432	101,605
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,760,000	1,770,776
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (d)	162,576	162,668
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (g)	157,766	130,303
Class MV1, 0.4834% 11/25/36 (g)	128,153	76,641
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6194% 12/27/29 (g)	100,256	85,857
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (g)	13,534	9,540
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	301,493	314,214
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	100,527	94,624
Class C, 6.125% 4/20/28 (d)	100,527	86,429
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (g)	57,024	3,186
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (g)	99,598	5,051
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	928,852
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (g)	223,200	197,339
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (g)	201,080	160,332
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (g)	138,792	99,249
Series 2004-NC8 Class M6, 1.5034% 9/25/34 (g)	86,537	46,326
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (g)	$ 50,738	$ 26,883
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (g)	52,840	7,671
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,131,000	130,065
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	1,101,004	20,514
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	24,371
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	321,250
Series 2006-4:
Class A1, 0.2834% 3/25/25 (g)	48,755	48,013
Class AIO, 6.35% 2/27/12 (i)	880,000	59,787
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7234% 2/25/36 (g)	37,735	3,367
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	1,013,655	1,020,536
Series 2010-B Class A3, 1.12% 12/15/13	1,100,000	1,100,346
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0384% 10/30/45 (g)	1,202,094	1,203,176
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (b)(d)(g)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (g)	797,630	379,874
Class M4, 1.7034% 9/25/34 (g)	1,086,724	264,006
Series 2004-WWF1 Class M4, 1.3534% 12/25/34 (g)	1,905,000	555,598
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (g)	97,891	86,226
Class M3, 0.8134% 1/25/36 (g)	60,718	42,102
Class M4, 1.0834% 1/25/36 (g)	187,294	75,951
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (g)	913,983	26,962
Class M9, 2.1334% 5/25/35 (g)	26,710	85
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (d)(g)	461,052	460,331
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	165,337	153,761
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (g)	648	567
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	2,800,000	2,799,710
Series 2010-3 Class A2, 0.93% 6/17/13	900,000	899,016
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (g)	$ 202,363	$ 166,416
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (d)(g)	82,249	77,312
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.4922% 6/15/21 (g)	1,800,000	1,646,592
Series 2004-A:
Class B, 0.8722% 6/15/33 (g)	397,498	209,464
Class C, 1.2422% 6/15/33 (g)	1,181,000	69,162
Series 2004-B Class C, 1.1622% 9/15/33 (g)	1,900,000	882,415
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (g)	9,233	4,528
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (g)	86,903	60,788
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	802,556
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,690,000	1,700,788
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	2,450,000	2,443,266
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	3,615,000	3,622,162
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,272,713
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,665,696
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (d)(g)	888,516	883,223
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (d)(g)	1,390,735	514,572
TOTAL ASSET-BACKED SECURITIES (Cost $130,053,827)		120,444,879
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 1.8%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3744% 2/17/52 (d)(g)	3,300,000	3,285,853
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (d)(g)	180,708	175,019
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	$ 1,031,108	$ 1,055,513
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0946% 5/20/36 (g)	701,764	715,545
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.9237% 3/25/34 (g)	7,412	6,390
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	952,575	952,575
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4491% 10/18/54 (d)(g)	362,000	356,679
Class C2, 0.7591% 10/18/54 (d)(g)	121,000	118,580
Class M2, 0.5391% 10/18/54 (d)(g)	208,000	204,131
Series 2007-1A Class A2, 0.3691% 10/18/54 (d)(g)	500,877	498,605
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7544% 11/20/56 (d)(g)	311,000	298,651
Series 2007-1A Class 3A1, 0.3644% 11/20/56 (d)(g)	1,283,195	1,261,228
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (d)(g)	395,000	392,425
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8534% 12/20/54 (d)(g)	762,000	395,288
Series 2006-2 Class C1, 0.7234% 12/20/54 (g)	3,254,000	1,773,430
Series 2006-3 Class C2, 0.7534% 12/20/54 (g)	142,000	78,199
Series 2006-4:
Class B1, 0.3434% 12/20/54 (g)	381,000	300,514
Class C1, 0.6334% 12/20/54 (g)	233,000	120,869
Class M1, 0.4234% 12/20/54 (g)	100,000	68,750
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (g)	235,000	128,075
Class 1M1, 0.5534% 12/20/54 (g)	153,000	104,805
Class 2C1, 1.2134% 12/20/54 (g)	107,000	58,315
Class 2M1, 0.7534% 12/20/54 (g)	196,000	134,260
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (g)	272,000	140,080
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (g)	54,183	36,863
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (g)	47,832	30,082
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3691% 7/15/40 (g)	2,392,000	2,380,557
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (g)	133,143	83,665
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (g)	$ 192,374	$ 130,624
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (d)(g)	26,395	23,887
Class C, 0.443% 6/15/22 (d)(g)	161,633	139,004
Class D, 0.453% 6/15/22 (d)(g)	62,186	52,236
Class E, 0.463% 6/15/22 (d)(g)	99,468	81,564
Class F, 0.493% 6/15/22 (d)(g)	179,345	143,476
Class G, 0.563% 6/15/22 (d)(g)	37,282	29,080
Class H, 0.583% 6/15/22 (d)(g)	74,650	57,481
Class J, 0.623% 6/15/22 (d)(g)	87,091	62,706
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (g)	310,176	19,890
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (g)	1,070,000	1,052,695
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6034% 7/10/35 (d)(g)	116,120	80,611
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (d)(g)	33,144	28,392
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (g)	5,099	3,705
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (g)	415,454	230,080
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (g)	1,802,469	1,784,960
Series 2006-5 Class A1, 0.3734% 10/25/46 (g)	811,919	800,947
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (d)(g)	1,460,697	1,231,264
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (g)	163,382	147,421
TOTAL PRIVATE SPONSOR		21,254,969
U.S. Government Agency - 2.9%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	266,080	273,113
Series 2006-64 Class PA, 5.5% 2/25/30	1,693,830	1,732,812
Series 2010-123 Class DL, 3.5% 11/25/25	1,168,709	1,217,365
Fannie Mae REMIC pass-thru certificates Series 2010-143 Class B, 3.5% 12/25/25	1,830,000	1,916,568
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	$ 988,008	$ 1,066,844
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	612,705	679,154
Series 2003-76 Class BA, 4.5% 3/25/18	1,415,761	1,499,372
Series 2008-76 Class EF, 0.7534% 9/25/23 (g)	497,378	498,264
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	272,549	302,036
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4834% 2/15/19 (g)	2,944,597	2,944,914
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	728,524	777,608
Series 2690 Class PD, 5% 2/15/27	249,413	249,332
Series 2755 Class LC, 4% 6/15/27	339,025	338,516
Series 2901 Class UM, 4.5% 1/15/30	1,969,382	2,018,963
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	367,992	384,272
Series 2635 Class DG, 4.5% 1/15/18	1,551,625	1,627,322
Series 2780 Class A, 4% 12/15/14	3,818	3,812
Series 2970 Class YA, 5% 9/15/18	376,585	387,730
Series 3427 Class FX, 0.4034% 8/15/18 (g)	1,592,410	1,591,710
Series 3555:
Class CM, 4% 12/15/14	6,014,477	6,196,099
Class KH, 4% 12/15/14	6,446,757	6,684,564
Series 3560 Class LA, 2% 8/15/14	1,142,454	1,158,321
Series 3573 Class LC, 1.85% 8/15/14	1,769,625	1,790,981
TOTAL U.S. GOVERNMENT AGENCY		35,339,672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,797,963)		56,594,641
Commercial Mortgage Securities - 3.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3859% 2/14/43 (g)(i)	2,760,467	73,363
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	224,267	224,808
Series 2007-3 Class A1, 5.6579% 6/10/49 (g)	1,028,621	1,052,001
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.5046% 12/10/42 (g)(i)	$ 8,251,244	$ 35,298
Series 2005-4 Class XP, 0.1876% 7/10/45 (g)(i)	11,161,786	43,759
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7234% 3/15/22 (d)(g)	78,149	62,324
Class G, 0.7834% 3/15/22 (d)(g)	50,652	35,456
Series 2006-BIX1:
Class F, 0.5634% 10/15/19 (d)(g)	201,139	171,652
Class G, 0.5834% 10/15/19 (d)(g)	137,009	108,662
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (d)(g)	9,997	6,898
Series 2004-1:
Class A, 0.6134% 4/25/34 (d)(g)	474,888	379,910
Class B, 2.1534% 4/25/34 (d)(g)	57,531	26,464
Class M1, 0.8134% 4/25/34 (d)(g)	33,312	21,653
Class M2, 1.4534% 4/25/34 (d)(g)	32,131	17,672
Series 2004-2:
Class A, 0.6834% 8/25/34 (d)(g)	412,822	342,642
Class M1, 0.8334% 8/25/34 (d)(g)	147,127	100,047
Series 2004-3:
Class A1, 0.6234% 1/25/35 (d)(g)	731,493	581,537
Class A2, 0.6734% 1/25/35 (d)(g)	111,496	80,277
Class M1, 0.7534% 1/25/35 (d)(g)	39,473	27,237
Class M2, 1.2534% 1/25/35 (d)(g)	25,543	16,603
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (d)(g)	162,745	130,359
Class M1, 0.6834% 8/25/35 (d)(g)	12,075	6,725
Class M2, 0.7334% 8/25/35 (d)(g)	19,916	10,675
Class M3, 0.7534% 8/25/35 (d)(g)	11,019	5,596
Class M4, 0.8634% 8/25/35 (d)(g)	10,115	4,956
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (d)(g)	89,830	69,232
Class A2, 0.6534% 11/25/35 (d)(g)	58,238	43,096
Class M1, 0.6934% 11/25/35 (d)(g)	10,625	5,922
Class M2, 0.7434% 11/25/35 (d)(g)	13,489	6,839
Class M3, 0.7634% 11/25/35 (d)(g)	12,072	5,691
Class M4, 0.8534% 11/25/35 (d)(g)	15,041	6,826
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (d)(g)	1,034,545	713,836
Class B1, 1.6534% 1/25/36 (d)(g)	69,612	24,364
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.7034% 1/25/36 (d)(g)	$ 325,383	$ 172,453
Class M2, 0.7234% 1/25/36 (d)(g)	123,473	61,736
Class M3, 0.7534% 1/25/36 (d)(g)	132,700	61,042
Class M4, 0.8634% 1/25/36 (d)(g)	67,903	27,840
Class M5, 0.9034% 1/25/36 (d)(g)	67,903	26,482
Class M6, 0.9534% 1/25/36 (d)(g)	68,908	25,496
Series 2006-1:
Class A2, 0.6134% 4/25/36 (d)(g)	31,766	22,535
Class M1, 0.6334% 4/25/36 (d)(g)	11,361	5,293
Class M2, 0.6534% 4/25/36 (d)(g)	12,004	5,177
Class M3, 0.6734% 4/25/36 (d)(g)	10,328	4,093
Class M4, 0.7734% 4/25/36 (d)(g)	5,853	2,115
Class M5, 0.8134% 4/25/36 (d)(g)	5,681	1,980
Class M6, 0.8934% 4/25/36 (d)(g)	11,327	3,737
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (d)(g)	312,798	241,637
Class A2, 0.5334% 7/25/36 (d)(g)	28,239	19,931
Class B1, 1.1234% 7/25/36 (d)(g)	10,573	2,934
Class B3, 2.9534% 7/25/36 (d)(g)	15,975	3,647
Class M1, 0.5634% 7/25/36 (d)(g)	29,629	15,703
Class M2, 0.5834% 7/25/36 (d)(g)	20,905	8,738
Class M3, 0.6034% 7/25/36 (d)(g)	17,340	6,728
Class M4, 0.6734% 7/25/36 (d)(g)	11,709	4,259
Class M5, 0.7234% 7/25/36 (d)(g)	14,392	4,892
Class M6, 0.7934% 7/25/36 (d)(g)	21,473	6,364
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (d)(g)	19,064	4,003
Class B2, 1.6034% 10/25/36 (d)(g)	13,750	2,337
Class B3, 2.8534% 10/25/36 (d)(g)	22,376	3,133
Class M4, 0.6834% 10/25/36 (d)(g)	21,069	8,428
Class M5, 0.7334% 10/25/36 (d)(g)	25,223	8,828
Class M6, 0.8134% 10/25/36 (d)(g)	49,371	13,824
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (d)(g)	89,428	69,566
Class A2, 0.5234% 12/25/36 (d)(g)	405,364	285,255
Class B1, 0.9534% 12/25/36 (d)(g)	14,170	3,558
Class B2, 1.5034% 12/25/36 (d)(g)	14,664	3,229
Class B3, 2.7034% 12/25/36 (d)(g)	24,215	5,073
Class M1, 0.5434% 12/25/36 (d)(g)	28,721	13,154
Class M2, 0.5634% 12/25/36 (d)(g)	19,583	8,223
Class M3, 0.5934% 12/25/36 (d)(g)	19,583	7,706
Class M4, 0.6534% 12/25/36 (d)(g)	23,499	8,739
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M5, 0.6934% 12/25/36 (d)(g)	$ 21,541	$ 6,816
Class M6, 0.7734% 12/25/36 (d)(g)	19,583	5,550
Series 2007-1:
Class A2, 0.5234% 3/25/37 (d)(g)	448,936	300,787
Class B1, 0.9234% 3/25/37 (d)(g)	143,339	27,234
Class B2, 1.4034% 3/25/37 (d)(g)	105,090	18,916
Class B3, 3.6034% 3/25/37 (d)(g)	292,338	40,927
Class M1, 0.5234% 3/25/37 (d)(g)	122,758	61,379
Class M2, 0.5434% 3/25/37 (d)(g)	92,939	37,176
Class M3, 0.5734% 3/25/37 (d)(g)	80,713	28,250
Class M4, 0.6234% 3/25/37 (d)(g)	60,881	19,482
Class M5, 0.6734% 3/25/37 (d)(g)	101,774	29,514
Class M6, 0.7534% 3/25/37 (d)(g)	140,352	32,281
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (d)(g)	71,278	52,033
Class A2, 0.5734% 7/25/37 (d)(g)	66,759	33,380
Class B1, 1.8534% 7/25/37 (d)(g)	20,918	2,719
Class B2, 2.5034% 7/25/37 (d)(g)	18,127	1,994
Class B3, 3.6034% 7/25/37 (d)(g)	20,388	2,039
Class M1, 0.6234% 7/25/37 (d)(g)	23,794	7,614
Class M2, 0.6634% 7/25/37 (d)(g)	13,352	3,138
Class M3, 0.7434% 7/25/37 (d)(g)	13,523	2,705
Class M4, 0.9034% 7/25/37 (d)(g)	26,037	4,687
Class M5, 1.0034% 7/25/37 (d)(g)	23,023	3,684
Class M6, 1.2534% 7/25/37 (d)(g)	29,220	4,237
Series 2007-3:
Class A2, 0.5434% 7/25/37 (d)(g)	113,443	72,524
Class B1, 1.2034% 7/25/37 (d)(g)	97,626	21,683
Class B2, 1.8534% 7/25/37 (d)(g)	249,901	43,358
Class B3, 4.2534% 7/25/37 (d)(g)	130,116	19,830
Class M1, 0.5634% 7/25/37 (d)(g)	85,705	39,261
Class M2, 0.5934% 7/25/37 (d)(g)	90,107	32,186
Class M3, 0.6234% 7/25/37 (d)(g)	145,854	47,301
Class M4, 0.7534% 7/25/37 (d)(g)	230,645	68,156
Class M5, 0.8534% 7/25/37 (d)(g)	114,977	32,067
Class M6, 1.0534% 7/25/37 (d)(g)	89,793	20,356
Series 2007-4A:
Class A2, 0.8034% 9/25/37 (d)(g)	899,963	323,987
Class B1, 2.8034% 9/25/37 (d)(g)	149,027	10,432
Class B2, 3.7034% 9/25/37 (d)(g)	558,795	33,528
Class M1, 1.2034% 9/25/37 (d)(g)	139,454	29,285
Class M2, 1.3034% 9/25/37 (d)(g)	139,454	23,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 1.8534% 9/25/37 (d)(g)	$ 367,504	$ 47,775
Class M5, 2.0034% 9/25/37 (d)(g)	367,504	38,588
Class M6, 2.2034% 9/25/37 (d)(g)	367,594	33,084
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,714,300	120,715
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(d)(i)	10,840,275	659,089
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (d)(g)	102,211	74,530
Class H, 0.9034% 3/15/19 (d)(g)	68,774	38,212
Class J, 1.1034% 3/15/19 (d)(g)	51,667	26,996
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (d)(g)	52,963	38,133
Class E, 0.5534% 3/15/22 (d)(g)	275,033	184,272
Class F, 0.6034% 3/15/22 (d)(g)	168,653	104,565
Class G, 0.6534% 3/15/22 (d)(g)	43,346	24,707
Class H, 0.8034% 3/15/22 (d)(g)	52,963	26,482
Class J, 0.9534% 3/15/22 (d)(g)	52,963	22,244
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	937,099	953,014
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (d)(g)(i)	11,917,421	52,438
Series 2004-PWR6 Class X2, 0.6186% 11/11/41 (d)(g)(i)	5,692,059	60,673
Series 2005-PWR9 Class X2, 0.3628% 9/11/42 (d)(g)(i)	29,321,454	303,363
Series 2007-T28 Class A1, 5.422% 9/11/42	476,826	489,149
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (d)(g)	114,622	88,053
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1162% 5/15/35 (d)(g)(i)	28,143,038	647,628
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5834% 8/15/21 (d)(g)	56,376	49,074
Class H, 0.6234% 8/15/21 (d)(g)	45,122	37,037
Series 2004-C2 Class XP, 0.911% 10/15/41 (d)(g)(i)	6,368,985	56,086
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4257% 10/15/48 (g)(i)	48,000,345	650,582
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,351,728	2,422,103
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5634% 4/15/17 (d)(g)	$ 120,571	$ 100,677
Class E, 0.6234% 4/15/17 (d)(g)	38,383	30,706
Class F, 0.6634% 4/15/17 (d)(g)	21,773	15,894
Class G, 0.8034% 4/15/17 (d)(g)	21,773	14,588
Class H, 0.8734% 4/15/17 (d)(g)	21,773	12,411
Class J, 1.1034% 4/15/17 (d)(g)	16,697	7,848
Series 2005-FL11:
Class F, 0.7034% 11/15/17 (d)(g)	23,597	20,293
Class G, 0.7534% 11/15/17 (d)(g)	16,356	13,248
Series 2006-CN2A Class A2FL, 0.4738% 2/5/19 (d)(g)	310,000	291,921
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	52,940	53,107
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,376,362
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (d)(g)(i)	1,601,774	3,456
Series 2005-LP5 Class XP, 0.2883% 5/10/43 (g)(i)	7,342,172	31,891
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	81,149	81,256
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6706% 12/15/39 (g)(i)	41,879,925	713,219
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (g)(i)	14,835,233	85,225
Series 2001-SPGA Class A2, 6.515% 8/13/18 (d)	2,280,000	2,340,466
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (d)(g)(i)	9,364,359	22,563
Series 2005-C1 Class ASP, 0.3208% 2/15/38 (d)(g)(i)	12,861,850	50,642
Series 2005-C2 Class ASP, 0.5226% 4/15/37 (d)(g)(i)	10,790,506	79,321
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4234% 2/15/22 (d)(g)	236,650	139,624
0.5234% 2/15/22 (d)(g)	84,521	40,570
Class F, 0.5734% 2/15/22 (d)(g)	169,020	72,679
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,363,067
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.99% 5/15/33 (d)(g)(i)	$ 7,763,016	$ 22,864
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,135,181	1,182,215
Series 2004-C3 Class X2, 0.6308% 12/10/41 (g)(i)	6,634,463	35,044
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.8817% 1/5/36 (d)(g)(i)	10,593,922	255
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (d)(g)(i)	28,026,255	204,906
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(i)	86,963,283	864,798
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6934% 6/6/20 (d)(g)	105,970	89,510
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (d)(g)	720,000	648,000
Class D, 0.6234% 3/6/20 (d)(g)	215,000	189,200
Class E, 0.6934% 3/6/20 (d)(g)	360,000	313,200
Class F, 0.7334% 3/6/20 (d)(g)	180,000	155,700
Class G, 0.7734% 3/6/20 (d)(g)	90,000	76,050
Class H, 0.9034% 3/6/20 (d)(g)	150,000	126,765
Class J, 1.1034% 3/6/20 (d)(g)	215,000	180,600
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	720,008
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	475,684
Series 2006-GG6 Class A2, 5.506% 4/10/38	657,047	662,015
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	770,000	784,352
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.7275% 1/12/38 (d)(g)(i)	2,480,002	49
Series 2004-C1 Class X2, 0.9167% 1/15/38 (d)(g)(i)	2,183,601	4,074
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (d)(g)(i)	2,599,975	7,566
Series 2006-LDP7 Class A2, 5.8581% 4/15/45 (g)	590,719	598,795
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4834% 11/15/18 (d)(g)	25,794	21,151
Class E, 0.5334% 11/15/18 (d)(g)	36,552	29,241
Class F, 0.5834% 11/15/18 (d)(g)	54,822	42,761
Class G, 0.6134% 11/15/18 (d)(g)	47,646	35,734
Class H, 0.7534% 11/15/18 (d)(g)	36,552	26,683
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	$ 318,504	$ 321,390
Series 2008-C2 Class A1, 5.017% 2/12/51	19,020	19,027
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1,787,650	1,795,956
Series 2006-C6 Class A1, 5.23% 9/15/39	400,584	400,832
Series 2006-C7 Class A1, 5.279% 11/15/38	110,874	112,356
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	225,488	229,522
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (d)(g)(i)	5,448,529	15,719
Series 2004-C6 Class XCP, 0.5646% 8/15/36 (d)(g)(i)	6,498,302	29,841
Series 2005-C7 Class XCP, 0.1762% 11/15/40 (g)(i)	53,874,944	224,292
Series 2006-C1 Class XCP, 0.3449% 2/15/41 (g)(i)	45,412,330	329,090
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (g)(i)	19,434,864	350,189
Series 2007-C1 Class XCP, 0.477% 2/15/40 (g)(i)	9,621,373	100,972
Series 2007-C2 Class XCP, 0.5277% 2/15/40 (g)(i)	43,304,466	606,466
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5409% 7/14/16 (d)(g)(i)	11,461,879	7,044
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5934% 9/15/21 (d)(g)	145,070	104,450
Class G, 0.6134% 9/15/21 (d)(g)	286,588	200,612
Class H, 0.6534% 9/15/21 (d)(g)	73,934	47,318
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	289,035	288,848
Series 2005-MCP1 Class XP, 0.647% 6/12/43 (g)(i)	9,244,451	140,163
Series 2005-MKB2 Class XP, 0.2212% 9/12/42 (g)(i)	4,215,553	23,878
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	179,653	181,710
Series 2007-8 Class A1, 4.622% 8/12/49	399,094	406,153
Series 2007-9 Class A2, 5.59% 9/12/49	947,517	984,034
Series 2006-4 Class XP, 0.6252% 12/12/49 (g)(i)	18,784,797	339,778
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.454% 7/15/19 (d)(g)	104,414	12,530
Series 2007-XCLA Class A1, 0.454% 7/17/17 (d)(g)	305,852	220,978
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLCA Class B, 0.754% 7/17/17 (d)(g)	$ 197,763	$ 23,237
Series 2007-XLFA:
Class D, 0.444% 10/15/20 (d)(g)	84,694	30,490
Class E, 0.504% 10/15/20 (d)(g)	105,926	22,244
Class F, 0.554% 10/15/20 (d)(g)	63,569	8,900
Class G, 0.594% 10/15/20 (d)(g)	78,581	5,501
Class H, 0.684% 10/15/20 (d)(g)	49,464	2,968
Class J, 0.834% 10/15/20 (d)(g)	56,462	2,258
Class MHRO, 0.944% 10/15/20 (d)(g)	22,048	5,512
Class MJPM, 1.254% 10/15/20 (d)(g)	7,257	5,443
Class MSTR, 0.954% 10/15/20 (d)(g)	13,611	3,403
Class NHRO, 1.144% 10/15/20 (d)(g)	32,202	4,830
Class NSTR, 1.104% 10/15/20 (d)(g)	12,676	1,901
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (d)(g)(i)	4,665,132	32,533
Series 2006-T23 Class A1, 5.682% 8/12/41	114,358	115,350
Series 2007-HQ11 Class A1, 5.246% 2/12/44	252,884	255,857
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,512,147
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (d)(g)(i)	10,847,648	62,784
Series 2005-HQ5 Class X2, 0.1691% 1/14/42 (g)(i)	10,790,392	48,712
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (d)(g)(i)	10,441,698	121,313
Series 2005-TOP17 Class X2, 0.5854% 12/13/41 (g)(i)	7,791,419	91,197
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (d)(g)	269,942	7,423
Class D, 0.954% 7/17/17 (d)(g)	126,615	1,583
Class E, 1.054% 7/17/17 (d)(g)	103,338	1,292
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3356% 3/12/35 (d)(g)(i)	8,469,128	28,359
Series 2003-TOP9 Class X2, 1.4729% 11/13/36 (d)(g)(i)	4,691,733	11,547
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (d)(g)	161,978	155,550
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (d)(g)	176,861	113,211
Class F, 0.5963% 8/11/18 (d)(g)	238,334	112,966
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.6163% 8/11/18 (d)(g)	$ 225,785	$ 104,464
Class J, 0.8563% 8/11/18 (d)(g)	50,198	15,638
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (d)(g)	11,855	7,113
Class AP2, 1.0534% 6/15/20 (d)(g)	19,414	10,678
Class F, 0.7334% 6/15/20 (d)(g)	376,985	188,493
Class LXR2, 1.0534% 6/15/20 (d)(g)	257,008	167,055
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	96,495	96,711
Series 2007-C31 Class A1, 5.14% 4/15/47	186,165	187,552
Series 2005-C18 Class XP, 0.3215% 4/15/42 (d)(g)(i)	15,264,280	73,765
Series 2006-C23 Class X, 0.083% 1/15/45 (d)(g)(i)	218,085,461	665,640
Series 2007-C30 Class XP, 0.4396% 12/15/43 (d)(g)(i)	44,677,736	584,934
Series 2007-C31A Class A2, 5.421% 4/15/47	860,000	884,900
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	1,040,000	1,046,765
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,139,416)		44,188,664
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	1,780,000	1,805,401
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 3/1/11 (g)(h)	1,500,000	1,500,075
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	1,800,000	1,797,624
TOTAL MUNICIPAL SECURITIES (Cost $5,080,000)		5,103,100
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	3,750,000	3,837,075
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $16,672,000)	16,672,117	$ 16,672,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,208,356,065)		1,212,493,533
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,210,928
NET ASSETS - 100%		$ 1,217,704,461
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34(f)	August 2034	$ 70,909	(39,380)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(f)	Feb. 2034	1,009	(950)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1)(f)	Oct. 2034	95,615	(36,159)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	70,291	(53,142)
		$ 237,824	$ (129,631)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,764,169 or 10.5% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $42,196,565 or 3.5% of net assets.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,589,189 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,573,022
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value
$16,672,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 1,455,569
Barclays Capital, Inc.	2,901,055
J.P. Morgan Securities, Inc.	890,401
Merrill Lynch Government Securities, Inc.	1,606,738
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,784,548
Mizuho Securities USA, Inc.	8,033,689
$ 16,672,000
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 310,845,257	$ -	$ 309,256,068	$ 1,589,189
U.S. Government and Government Agency Obligations	585,788,038	-	585,788,038	-
U.S. Government Agency - Mortgage Securities	69,019,879	-	69,019,879	-
Asset-Backed Securities	120,444,879	-	114,955,157	5,489,722
Collateralized Mortgage Obligations	56,594,641	-	56,574,751	19,890
Commercial Mortgage Securities	44,188,664	-	37,554,100	6,634,564
Municipal Securities	5,103,100	-	5,103,100	-
Foreign Government and Government Agency Obligations	3,837,075	-	3,837,075	-
Cash Equivalents	16,672,000	-	16,672,000	-
Total Investments in Securities:	$ 1,212,493,533	$ -	$ 1,198,760,168	$ 13,733,365
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (129,631)	$ -	$ (75,539)	$ (54,092)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	2,562
Total Unrealized Gain (Loss)	84,504
Cost of Purchases	-
Proceeds of Sales	(85,498)
Amortization/Accretion	-
Transfers in to Level 3	1,587,621
Transfers out of Level 3	-
Ending Balance	$ 1,589,189
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 84,504
Asset-Backed Securities
Beginning Balance	$ 6,929,027
Total Realized Gain (Loss)	(150)
Total Unrealized Gain (Loss)	650,042
Cost of Purchases	-
Proceeds of Sales	(289,246)
Amortization/Accretion	(7,614)
Transfers in to Level 3	184,289
Transfers out of Level 3	(1,976,626)
Ending Balance	$ 5,489,722
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 648,504
Collateralized Mortgage Obligations
Beginning Balance	$ 511,052
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,528)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	997
Transfers in to Level 3	-
Transfers out of Level 3	(489,631)
Ending Balance	$ 19,890
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (2,527)
Commercial Mortgage Securities
Beginning Balance	$ 7,790,967
Total Realized Gain (Loss)	38,876
Total Unrealized Gain (Loss)	185,687
Cost of Purchases	397
Proceeds of Sales	(307,675)
Amortization/Accretion	(58,969)
Transfers in to Level 3	-
Transfers out of Level 3	(1,014,719)
Ending Balance	$ 6,634,564
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 185,688
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (155,888)
Total Unrealized Gain (Loss)	4,361
Transfers in to Level 3	-
Transfers out of Level 3	97,435
Ending Balance	$ (54,092)
Realized gain (loss) on Swap Agreements for the period	$ 1,841
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 4,361

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,207,491,809. Net unrealized appreciation aggregated $5,001,724, of which $25,830,463 related to appreciated investment securities and $20,828,739 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities>, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $237,824 representing 0.0% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011